UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21638

JPMorgan Institutional Trust

(Exact name of registrant as specified in charter)

245 Park Avenue

New York, New York 10167

(Address of principal executive offices) (Zip code)

Stephen M. Benham

245 Park Avenue

New York, New York 10167

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: Last day of February

Date of reporting period: November 30, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Institutional Trust

Schedule of Portfolio Investments as of November 30, 2006

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2006.

JPM Intermediate Bond Trust

JPMorgan Intermediate Bond Trust

Schedule of Portfolio Investments
As of November, 30 2006 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Long-Term Investments — 88.4%
	Asset Backed Securities — 2.9%
405	American Express Credit Account Master Trust, Series 2004-3, Class A, 4.35%, 12/15/11	401
	AmeriCredit Automobile Receivables Trust,
94	Series 2003-BX, Class A4A, 2.72%, 01/06/10	93
1,000	Series 2006-BG, Class A3, 5.21%, 10/06/11	1,004
800	Series 2006-BG, Class A4, 5.21%, 09/06/13	807
	Citibank Credit Card Issuance Trust,
202	Series 2002-A1, Class A1, 4.95%, 02/09/09	202
860	Series 2002-C2, Class C2, 6.95%, 02/18/14	925
500	Series 2005-B1, Class B1, 4.40%, 09/15/10	494
297	CNH Equipment Trust, Series 2003-B, Class A4B, 3.38%, 02/15/11	294
200	Conseco Finance, Series 2001-B, Class 1M1, 7.27%, 06/15/32	201
1,014	Countrywide Asset-Backed Certificates, Series 2004-AB2, Class A2, FRN, 5.59%, 05/25/36	1,015
189	GE Capital Mortgage Services, Inc., Series 1999-HE1, Class M, 6.71%, 04/25/29	189
600	Household Automotive Trust, Series 2005-1 Class A4, 4.35%, 06/18/12	592
500	Household Credit Card Master Note Trust I, Series 2006-1, Class A, 5.10%, 06/15/12	503
	MBNA Credit Card Master Note Trust,
607	Series 2002-C1, Class C1, 6.80%, 07/15/14	653
253	Series 2003-C1, Class C1, FRN, 7.02%, 06/15/12	264
	MBNA Master Credit Card Trust,
445	Series 1999-J, Class C, 7.85%, 02/15/12 (e)	479
405	Series 2000-D, Class C, 8.40%, 09/15/09	409
16	Residential Asset Mortgage Products, Inc., Series 2001-RS3, Class AI4, SUB, 6.79%, 10/25/31	16
175	Wachovia Auto Owner Trust, Series 2006-A, Class A3, 5.35%, 02/22/11	176
	WFS Financial Owner Trust,
225	Series 2003-2, Class A4, 2.41%, 12/20/10	223
309	Series 2003-4, Class A4, 3.15%, 05/20/11	305

	Total Asset Backed Securities (Cost $9,332)	9,245

	Collateralized Mortgage Obligations — 40.8%
	Agency CMO — 32.9%
	Federal Home Loan Mortgage Corp.,
26	Series 11, Class D, 9.50%, 07/15/19	27
-(h)	Series 41, Class I, HB, 84.00%, 05/15/20	-(h)
12	Series 46, Class B, 7.80%, 09/15/20	12
4	Series 47, Class F, 10.00%, 06/15/20	4
-(h)	Series 85, Class C, 8.60%, 01/15/21	-(h)
10	Series 99, Class Z, 9.50%, 01/15/21	11
45	Series 114, Class H, 6.95%, 01/15/21	45
3	Series 1079, Class S, IF, 15.73%, 05/15/21	3
4	Series 1084, Class F, FRN, 6.32%, 05/15/21	4
3	Series 1084, Class S, IF, 21.04%, 05/15/21	3
20	Series 1144, Class KB, 8.50%, 09/15/21	20
-(h)	Series 1172, Class L, HB, VAR, 1180.80%, 11/15/21	-(h)
-(h)	Series 1196, Class B, HB, IF, 532.80%, 01/15/22	3
38	Series 1206, Class IA, 7.00%, 03/15/22	38
458	Series 1212, Class IZ, 8.00%, 02/15/22	458
26	Series 1250, Class J, 7.00%, 05/15/22	26
-(h)	Series 1298, Class L, HB, 981.87%, 06/15/07	-(h)
68	Series 1343, Class LA, 8.00%, 08/15/22	68
36	Series 1404, Class FA, 4.50%, 11/15/07	36
6	Series 1465, Class SA, IF, IO, 3.62%, 02/15/08	-(h)
303	Series 1466, Class PZ, 7.50%, 02/15/23	308
4	Series 1470, Class F, FRN, 5.38%, 02/15/23	4
123	Series 1491, Class I, 7.50%, 04/15/23	123
5	Series 1506, Class F, FRN, 6.03%, 05/15/08	5
1	Series 1506, Class S, IF, 9.71%, 05/15/08	1
11	Series 1506, Class SD, IF, IO 3.13%, 05/15/08	-(h)
253	Series 1512, Class J, 6.50%, 05/15/08	252
31	Series 1513, Class AG, FRN, 3.89%, 05/15/08	31
58	Series 1513, Class N, 6.50%, 05/15/08	58
122	Series 1518, Class G, IF, 3.81%, 05/15/23	121
116	Series 1541, Class O, FRN, 3.94%, 07/15/23	113
27	Series 1544, Class J, IF, 7.03%, 07/15/08	27
15	Series 1549, Class K, 8.50%, 07/15/08	15

JPM Intermediate Bond Trust

JPMorgan Intermediate Bond Trust

Schedule of Portfolio Investments
As of November, 30 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

236	Series 1558, Class D, 6.50%, 07/15/23	238
53	Series 1586, Class M, 5.00%, 09/15/08	53
13	Series 1600, Class SC, IF, 8.60%, 10/15/08	13
3	Series 1602, Class SA, IF, 5.28%, 10/15/23	3
22	Series 1604, Class SA, IF, 6.64%, 11/15/08	22
42	Series 1606, Class SC, IF, 9.23%, 11/15/08	43
767	Series 1607, Class H, 6.25%, 10/15/13	773
304	Series 1608, Class L, 6.50%, 09/15/23	316
363	Series 1609, Class LG, IF, 5.69%, 11/15/23	376
203	Series 1611, Class JA, FRN, 6.63%, 08/15/23	204
185	Series 1611, Class JB, IF 2.72%, 08/15/23	182
55	Series 1625, Class SD, IF, 8.51%, 12/15/08	56
5	Series 1665, Class FA, FRN, 4.28%, 06/15/23	5
4	Series 1671, Class L, 7.00%, 02/15/24	4
7	Series 1685, Class Z, 6.00%, 11/15/23	7
34	Series 1689, Class SD, IF, 8.95%, 10/15/23	35
92	Series 1698, Class SC, IF, 9.70%, 03/15/09	96
52	Series 1700, Class GA, PO, 02/15/24	45
405	Series 1706, Class K, 7.00%, 03/15/24	425
49	Series 1745, Class D, 7.50%, 08/15/24	49
134	Series 1798, Class F, 5.00%, 05/15/23	131
6	Series 1807, Class G, 9.00%, 10/15/20	6
40	Series 1900, Class TA, PO, 08/15/08	39
542	Series 1927, Class PH, 7.50%, 01/15/27	565
21	Series 1967, Class PC, PO, 10/15/08	21
255	Series 1981, Class Z, 6.00%, 05/15/27	259
75	Series 1987, Class PE, 7.50%, 09/15/27	76
10	Series 2017, Class SE, IF, 8.03%, 12/15/08	10
226	Series 2025, Class PE, 6.30%, 01/15/13	228
40	Series 2033, Class SN, IF, IO, 11.75%, 03/15/24	14
109	Series 2038, Class PN, IO, 7.00%, 03/15/28	22
364	Series 2040, Class PE, 7.50%, 03/15/28	376
185	Series 2056, Class TD, 6.50%, 05/15/18	190
712	Series 2063, Class PG, 6.50%, 06/15/28	730
101	Series 2064, Class TE, 7.00%, 06/15/28	105
481	Series 2075, Class PH, 6.50%, 08/15/28	494
304	Series 2075, Class PM, 6.25%, 08/15/28	312
122	Series 2089, Class PJ, IO, 7.00%, 10/15/28	22
104	Series 2097, Class PV, 6.00%, 09/15/09	104
107	Series 2102, Class TC, 6.00%, 12/15/13	109
368	Series 2125, Class JZ, 6.00%, 02/15/29	374
47	Series 2163, Class PC, IO, 7.50%, 06/15/29	9
506	Series 2169, Class TB, 7.00%, 06/15/29	536
202	Series 2172, Class QC, 7.00%, 07/15/29	213
3	Series 2196, Class TL, 7.50%, 11/15/29	3
176	Series 2201, Class C, 8.00%, 11/15/29	184
282	Series 2210, Class Z, 8.00%, 01/15/30	295
131	Series 2224, Class CB, 8.00%, 03/15/30	135
190	Series 2256, Class MC, 7.25%, 09/15/30	192
286	Series 2259, Class ZM, 7.00%, 10/15/30	296
207	Series 2271, Class PC, 7.25%, 12/15/30	212
202	Series 2283, Class K, 6.50%, 12/15/23	212
143	Series 2296, Class PD, 7.00%, 03/15/31	148
14	Series 2299, Class G, 7.00%, 05/15/14	14
65	Series 2306, Class K, PO, 05/15/24	54
159	Series 2306, Class SE, IF, IO, 5.82%, 05/15/24	22
112	Series 2333, Class HC, 6.00%, 07/15/31	113
218	Series 2344, Class QG, 6.00%, 08/15/16	222
2,963	Series 2344, Class ZD, 6.50%, 08/15/31	3,050
374	Series 2344, Class ZJ, 6.50%, 08/15/31	385
312	Series 2345, Class NE, 6.50%, 08/15/31	320
352	Series 2345, Class PQ, 6.50%, 08/15/16	362
297	Series 2347, Class VP, 6.50%, 03/15/20	305
284	Series 2351, Class PZ, 6.50%, 08/15/31	292
264	Series 2355, Class BP, 6.00%, 09/15/16	269
291	Series 2360, Class PG, 6.00%, 09/15/16	296
101	Series 2362, Class PD, 6.50%, 06/15/20	102
68	Series 2362, Class PJ, 6.50%, 10/15/28	68
251	Series 2366, Class MD, 6.00%, 10/15/16	256
13	Series 2382, Class TL, IO, 6.50%, 02/15/31	-(h)
45	Series 2391, Class QE, 5.50%, 05/15/15	45
452	Series 2391, Class QR, 5.50%, 12/15/16	455
411	Series 2391, Class VQ, 6.00%, 10/15/12	419
405	Series 2392, Class PV, 6.00%, 12/15/20	407
124	Series 2410, Class HC, 5.50%, 02/15/09	124
275	Series 2410, Class NG, 6.50%, 02/15/32	286
334	Series 2410, Class OE, 6.38%, 02/15/32	342
127	Series 2410, Class QX, IF, IO, 3.33%, 02/15/32	13
69	Series 2412, Class SE, IF, 5.02%, 02/15/09	69
405	Series 2412, Class SP, IF, 5.46%, 02/15/32	414
146	Series 2423, Class MC, 7.00%, 03/15/32	151

JPM Intermediate Bond Trust

JPMorgan Intermediate Bond Trust

Schedule of Portfolio Investments
As of November, 30 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

278	Series 2423, Class MT, 7.00%, 03/15/32	289
243	Series 2435, Class CJ, 6.50%, 04/15/32	256
405	Series 2435, Class VH, 6.00%, 07/15/19	414
304	Series 2441, Class GF, 6.50%, 04/15/32	318
338	Series 2444, Class ES, IF, IO, 2.63%, 03/15/32	27
359	Series 2450, Class GZ, 7.00%, 05/15/32	372
135	Series 2450, Class SW, IF, IO, 2.68%, 03/15/32	11
137	Series 2454, Class VB, 6.50%, 10/15/15	137
405	Series 2455, Class GK, 6.50%, 05/15/32	421
528	Series 2460, Class VZ, 6.00%, 11/15/29	535
1,012	Series 2466, Class DH, 6.50%, 06/15/32	1,050
1,012	Series 2466, Class PG, 6.50%, 04/15/32	1,048
405	Series 2474, Class NR, 6.50%, 07/15/32	422
536	Series 2484, Class LZ, 6.50%, 07/15/32	564
714	Series 2498, Class UD, 5.50%, 06/15/16	714
368	Series 2500, Class GD, 5.50%, 12/15/15	368
607	Series 2500, Class MC, 6.00%, 09/15/32	618
520	Series 2500, Class TD, 5.50%, 02/15/16	520
607	Series 2512, Class PG, 5.50%, 10/15/22	607
192	Series 2513, Class YO, PO, 02/15/32	170
607	Series 2515, Class DE, 4.00%, 03/15/32	571
66	Series 2519, Class BT, 8.50%, 09/15/31	70
425	Series 2527, Class VU, 5.50%, 10/15/13	428
304	Series 2535, Class BK, 5.50%, 12/15/22	307
425	Series 2537, Class TE, 5.50%, 12/15/17	431
675	Series 2543, Class YX, 6.00%, 12/15/32	692
623	Series 2557, Class WJ, 5.00%, 07/15/14	621
490	Series 2565, Class MB, 6.00%, 05/15/30	496
810	Series 2575, Class ME, 6.00%, 02/15/33	829
315	Series 2586, Class WI, IO, 6.50%, 03/15/33	67
1,046	Series 2594, Class VA, 6.00%, 03/15/14	1,061
447	Series 2594, Class VP, 6.00%, 02/15/14	453
405	Series 2594, Class VQ, 6.00%, 08/15/20	411
720	Series 2597, Class AD, 6.50%, 03/15/32	755
758	Series 2597, Class DS, IF, IO, 2.23%, 02/15/33	52
1,650	Series 2599, Class DS, IF, IO, 1.68%, 02/15/33	89
1,747	Series 2610, Class DS, IF, IO, 1.78%, 03/15/33	107
1,059	Series 2611, Class SH, IF, IO, 2.33%, 10/15/21	71
405	Series 2617, Class GR, 4.50%, 05/15/18	388
317	Series 2619, Class IM, IO, 5.00%, 10/15/21	42
1,000	Series 2628, Class WA, 4.00%, 07/15/28	954
202	Series 2631, Class LC, 4.50%, 06/15/18	194
202	Series 2640, Class VE, 3.25%, 07/15/22	175
91	Series 2643, Class HI, IO, 4.50%, 12/15/16	9
67	Series 2643, Class KG, 4.00%, 05/15/18	67
470	Series 2651, Class VZ, 4.50%, 07/15/18	448
198	Series 2656, Class SH, IF, 5.64%, 02/15/25	192
290	Series 2668, Class SB, IF, 2.47%, 10/15/15	270
202	Series 2672, Class ME, 5.00%, 11/15/22	199
506	Series 2675, Class CK, 4.00%, 09/15/18	468
361	Series 2682, Class YS, IF, 1.02%, 10/15/33	256
243	Series 2684, Class TO, PO, 10/15/33	153
1,000	Series 2684, PO, 01/15/33	653
202	Series 2686, Class GB, 5.00%, 05/15/20	201
149	Series 2691, Class WS, IF, 1.02%, 10/15/33	110
1,000	Series 2695, Class DE, 4.00%, 01/15/17	956
218	Series 2705, Class SC, IF, 1.02%, 11/15/33	163
218	Series 2705, Class SD, IF, 2.16%, 11/15/33	174
16	Series 2733, Class GF, FRN, 0.00%, 09/15/33	15
87	Series 2739, Class S, IF, 1.36%, 01/15/34	59
150	Series 2744, Class FE, FRN, 0.00%, 02/15/34	119
405	Series 2744, Class PC, 5.50%, 01/15/31	406
505	Series 2744, Class PD, 5.50%, 08/15/33	512
405	Series 2744, Class TU, 5.50%, 05/15/32	403
247	Series 2749, Class PK, IO, 5.00%, 09/15/22	10
172	Series 2753, Class S, IF, 1.36%, 02/15/34	126
284	Series 2755, Class PA, PO, 02/15/29	246
129	Series 2755, Class SA, IF, 3.56%, 05/15/30	124
59	Series 2769, PO, 03/15/34	40
385	Series 2776, Class SK, IF, 1.10%, 04/15/34	292
153	Series 2846, PO, 08/15/34	113
287	Series 3117, Class EO, PO, 02/15/36	223
94	Series 3117, Class OK, PO, 02/15/36	73
491	Series 3150, Class PO, PO, 05/15/36	377
196	Series 3158, Class LX, FRN, 0.00%, 05/15/36	175
500	Series 3179, Class OA, PO, 07/15/36	378
228	Series 3189, Class SN, IF, 0.79%, 11/15/35	218
	Federal Home Loan Mortgage Corp. Structured Pass Through Securities,
105	Series T-41, Class 3A, 7.50%, 07/25/32	109
91	Series T-51, Class 2A, VAR, 7.50%, 08/25/42	95
868	Series T-54, Class 2A, 6.50%, 02/25/43	878

JPM Intermediate Bond Trust

JPMorgan Intermediate Bond Trust

Schedule of Portfolio Investments
As of November, 30 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

299	Series T-54, Class 3A, 7.00%, 02/25/43	309
79	Series T-58, Class A, PO, 09/25/43	67
198	Federal Home Loan Mortgage Corp.- Government National Mortgage Association, Series 24, Class ZE, 6.25%, 11/25/23	202
	Federal National Mortgage Association,
2	Series 50, Class 2, IO, 10.50%, 03/01/19	-(h)
12	Series 218, Class 2, IO, 7.50%, 04/01/23	3
152	Series 329, Class 1, PO, 2/01/32	120
333	Series 340, Class 1, PO, 09/01/33	250
7	Series 1988-7, Class Z, 9.25%, 04/25/18	8
33	Series 1989-70, Class G, 8.00%, 10/25/19	36
13	Series 1989-78, Class H, 9.40%, 11/25/19	15
11	Series 1989-83, Class H, 8.50%, 11/25/19	12
11	Series 1989-89, Class H, 9.00%, 11/25/19	12
4	Series 1990-1, Class D, 8.80%, 01/25/20	4
6	Series 1990-7, Class B, 8.50%, 01/25/20	7
6	Series 1990-60, Class K, 5.50%, 06/25/20	7
6	Series 1990-63, Class H, 9.50%, 06/25/20	6
6	Series 1990-93, Class G, 5.50%, 08/25/20	6
-(h)	Series 1990-94, Class H, HB, 505.92%, 08/25/20	1
-(h)	Series 1990-95, Class J, HB, 1118.04%, 08/25/20	2
30	Series 1990-102, Class J, 6.50%, 08/25/20	30
13	Series 1990-120, Class H, 9.00%, 10/25/20	15
3	Series 1990-134, Class SC, IF, 13.58%, 11/25/20	3
-(h)	Series 1990-140, Class K, HB, 652.15%, 12/25/20	2
-(h)	Series 1991-7, Class K, HB, 908.50%, 02/25/21	-(h)
19	Series 1991-42, Class S, IF, 8.32%, 05/25/21	20
25	Series 1992-33, Class F, FRN, 4.16%, 03/25/22	25
3	Series 1992-44, Class K, 7.25%, 04/25/07	3
16	Series 1992-143, Class MA, 5.50%, 09/25/22	16
80	Series 1993-18, Class PK, 6.50%, 02/25/08	80
116	Series 1993-25, Class J, 7.50%, 03/25/23	122
742	Series 1993-37, Class PX, 7.00%, 03/25/23	775
31	Series 1993-41, Class PH, 6.00%, 03/25/23	31
256	Series 1993-54, Class Z, 7.00%, 04/25/23	268
54	Series 1993-62, Class SA, IF, 10.31%, 04/25/23	61
7	Series 1993-72, Class F, FRN 5.28%, 05/25/08	7
70	Series 1993-122, Class M, 6.50%, 07/25/23	72
25	Series 1993-165, Class SD, IF 5.56%, 09/25/23	26
6	Series 1993-170, Class SE, IF, 9.41%, 09/25/08	6
12	Series 1993-175, Class SA, IF, 11.76%, 09/25/08	13
106	Series 1993-178, Class PK, 6.50%, 09/25/23	110
1,012	Series 1993-183, Class KA, 6.50%, 10/25/23	1,068
839	Series 1993-189, Class PL, 6.50%, 10/25/23	869
81	Series 1993-190, Class S, IF, 6.64%, 10/25/08	82
16	Series 1993-196, Class FA, FRN 5.28%, 10/25/08	16
114	Series 1993-225, Class SG, IF, 4.90%, 12/25/13	120
181	Series 1993-247, Class SA, IF, 11.60%, 12/25/23	215
417	Series 1993-250, Class Z, 7.00%, 12/25/23	431
750	Series 1993-257, Class C, PO, 06/25/23	656
10	Series 1994-9, Class E, PO, 11/25/23	9
42	Series 1994-12, Class FC, FRN 5.43%, 01/25/09	42
8	Series 1994-13, Class SK, IF, 8.85%, 02/25/09	8
49	Series 1994-17, Class JB, IO, 6.50%, 02/25/09	3
13	Series 1994-20, Class Z, 6.50%, 02/25/09	13
148	Series 1994-34, Class DZ, 6.00%, 03/25/09	149
111	Series 1994-40, Class VC, 6.50%, 02/25/10	111
74	Series 1994-55, Class G, 6.75%, 12/25/23	74
473	Series 1996-14, Class SE, IF, IO, 5.98%, 08/25/23	79
16	Series 1996-20, Class L, PO, 09/25/08	15
37	Series 1996-24, Class E, PO, 03/25/09	35
25	Series 1996-27, Class FC, FRN, 5.84%, 03/25/17	25
125	Series 1996-32, Class PH, 7.00%, 01/25/26	125
42	Series 1996-39, Class J, PO, 09/25/08	40
44	Series 1996-59, Class J, 6.50%, 08/25/22	46
311	Series 1996-59, Class K, 6.50%, 07/25/23	317
244	Series 1997-20, Class IB, FRN, IO 1.84%, 03/25/27	14
270	Series 1997-20, FRN, IO 1.84%, 03/25/27	15
107	Series 1997-27, Class J, 7.50%, 04/18/27	113
94	Series 1997-29, Class J, 7.50%, 04/20/27	98
188	Series 1997-39, Class PD, 7.50%, 05/20/27	197
88	Series 1997-81, Class PI, IO, 7.00%, 12/18/27	18
14	Series 1998-4, Class C, PO, 04/25/23	11
43	Series 1998-27, Class B, PO, 12/25/08	41
185	Series 1998-36, Class ZB, 6.00%, 07/18/28	188
528	Series 2000-2, Class ZE, 7.50%, 02/25/30	558
258	Series 2001-4, Class PC, 7.00%, 03/25/21	269
452	Series 2001-5, Class OW, 6.00%, 03/25/16	458
719	Series 2001-33, Class ID, IO, 6.00%, 07/25/31	144
559	Series 2001-36, Class DE, 7.00%, 08/25/31	577
136	Series 2001-44, Class PD, 7.00%, 09/25/31	142

JPM Intermediate Bond Trust

JPMorgan Intermediate Bond Trust

Schedule of Portfolio Investments
As of November, 30 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

455	Series 2001-48, Class Z, 6.50%, 09/25/21	477
146	Series 2001-49, Class Z, 6.50%, 09/25/31	151
599	Series 2001-50, Class VB, 6.50%, 12/25/16	600
324	Series 2001-52, Class XM, 6.50%, 11/25/10	329
709	Series 2001-61, Class VB, 7.00%, 12/25/16	721
288	Series 2001-61, Class VQ, 6.50%, 08/25/15	289
277	Series 2001-71, Class GU, 6.00%, 05/25/14	278
515	Series 2001-71, Class MB, 6.00%, 12/25/16	525
667	Series 2001-71, Class QE, 6.00%, 12/25/16	679
2,854	Series 2001-74, Class MB, 6.00%, 12/25/16	2,940
157	Series 2001-78, Class VB, 6.00%, 12/25/15	157
344	Series 2001-80, Class PE, 6.00%, 07/25/29	348
126	Series 2001-81, Class LO, PO, 01/25/32	103
341	Series 2002-1, Class HC, 6.50%, 02/25/22	351
129	Series 2002-1, Class SA, IF, 7.90%, 02/25/32	143
297	Series 2002-2, Class UC, 6.00%, 02/25/17	301
607	Series 2002-3, Class OG, 6.00%, 02/25/17	619
129	Series 2002-8, Class SR, IF, 5.02%, 03/25/09	128
1,235	Series 2002-18, Class PC, 5.50%, 04/25/17	1,252
410	Series 2002-21, Class PE, 6.50%, 04/25/32	423
405	Series 2002-24, Class AJ, 6.00%, 04/25/17	417
387	Series 2002-28, Class PK, 6.50%, 05/25/32	400
532	Series 2002-37, Class Z, 6.50%, 06/25/32	547
810	Series 2002-56, Class UC, 5.50%, 09/25/17	818
511	Series 2002-59, Class AC, 6.00%, 03/25/28	513
320	Series 2002-59, Class VB, 6.50%, 04/25/32	321
810	Series 2002-74, Class LD, 5.00%, 01/25/16	804
1,012	Series 2002-74, Class PD, 5.00%, 11/25/15	1,005
442	Series 2002-84, Class VB, 5.50%, 04/25/15	445
88	Series 2002-91, Class UH, IO, 5.50%, 06/25/22	13
405	Series 2002-94, Class BK, 5.50%, 01/25/18	411
561	Series 2003-8, Class SB, IF, IO, 2.33%, 03/25/16	21
202	Series 2003-22, Class UD, 4.00%, 04/25/33	169
162	Series 2003-34, Class GB, 6.00%, 03/25/33	166
304	Series 2003-34, Class GE, 6.00%, 05/25/33	316
96	Series 2003-39, IO, VAR, 6.00%, 05/25/33	20
405	Series 2003-47, Class PE, 5.75%, 06/25/33	411
781	Series 2003-52, Class PA, 6.50%, 06/25/35	811
195	Series 2003-52, Class SX, IF, 6.99%, 10/25/31	206
168	Series 2003-64, Class SX, IF, 0.45%, 07/25/33	122
395	Series 2003-71, Class DS, IF, 0.37%, 08/25/33	283
1,053	Series 2003-73, Class GA, 3.50%, 05/25/31	991
1,570	Series 2003-80, Class SY, IF, IO, 2.33%, 06/25/23	134
405	Series 2003-83, Class PG, 5.00%, 06/25/23	398
127	Series 2003-91, Class SD, IF, 3.63%, 09/25/33	117
304	Series 2003-106, Class US, IF, 1.10%, 11/25/23	223
1,073	Series 2003-116, Class SB, IF, IO, 2.28%, 11/25/33	77
202	Series 2003-128, Class KE, 4.50%, 01/25/14	199
500	Series 2003-128, Class NG, 4.00%, 01/25/19	459
338	Series 2003-130, Class SX, IF, 3.54%, 01/25/34	328
303	Series 2004-14, Class SD, IF, 1.10%, 03/25/34	222
1,000	Series 2004-21, Class AE, 4.00%, 04/25/19	916
63	Series 2004-21, Class CO, PO, 04/25/34	43
405	Series 2004-25, Class PC, 5.50%, 01/25/34	407
308	Series 2004-25, Class SA, IF, 4.89%, 04/25/34	312
263	Series 2004-36, Class PC, 5.50%, 02/25/34	263
455	Series 2004-36, Class SA, IF, 4.89%, 05/25/34	459
287	Series 2004-76, Class CL, 4.00%, 10/25/19	265
493	Series 2005-40, Class YA, 5.00%, 09/25/20	491
2,000	Series 2005-68, Class PG, 5.50%, 08/25/35	2,017
436	Series 2006-44, Class P, PO, 12/25/33	331
572	Series 2006-59, Class QO, PO, 01/25/33	454
500	Series 2006-77, Class PC, 6.50%, 08/25/36	531
993	Series 2006-110, PO, 11/25/36	733
10	Series G14, Class L, 8.50%, 06/25/21	10
48	Series G18, Class Z, 8.75%, 06/25/21	52
16	Series G22, Class G, 6.00%, 12/25/16	16
34	Series G35, Class M, 8.75%, 10/25/21	37
147	Series G92-35, Class E, 7.50%, 07/25/22	155
9	Series G92-42, Class Z, 7.00%, 07/25/22	9
213	Series G92-44, Class ZQ, 8.00%, 07/25/22	227
155	Series G92-54, Class ZQ, 7.50%, 09/25/22	164
33	Series G93-5, Class Z, 6.50%, 02/25/23	34
35	Series G95-1, Class C, 8.80%, 01/25/25	38
	Federal National Mortgage Association Whole Loan,
353	Series 2002-W5, Class A7, 6.25%, 08/25/30	353
104	Series 2002-W5, Class A10, IF, IO 2.78%, 11/25/30	5
417	Series 2003-W1, Class 1A1, 6.50%, 12/25/42	426
117	Series 2003-W4, Class 2A, 6.50%, 10/25/42	120
48	Series 2003-W8, Class 1A3, 4.75%, 12/25/42	48
369	Series 2004-W2, Class 2A2, 7.00%, 02/25/44	384

JPM Intermediate Bond Trust

JPMorgan Intermediate Bond Trust

Schedule of Portfolio Investments
As of November, 30 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Government National Mortgage Association,
119	Series 1994-3, Class PQ, 7.49%, 07/16/24	125
431	Series 1994-4, Class KQ, 7.99%, 07/16/24	452
607	Series 1994-7, Class PQ, 6.50%, 10/16/24	636
163	Series 1995-3, Class DQ, 8.05%, 06/16/25	175
46	Series 1995-7, Class CQ, 7.50%, 09/16/25	48
348	Series 1996-16, Class E, 7.50%, 08/16/26	362
72	Series 1998-26, Class K, 7.50%, 09/17/25	76
1,061	Series 1999-10, Class ZC, 6.50%, 04/20/29	1,089
164	Series 1999-30, Class S, IF, IO 3.28%, 08/16/29	11
123	Series 1999-41, Class Z, 8.00%, 11/16/29	129
95	Series 1999-44, Class PC, 7.50%, 12/20/29	100
219	Series 2000-6, Class Z, 7.50%, 02/20/30	230
68	Series 2000-9, Class PB, 7.50%, 06/16/26	68
40	Series 2000-9, Class Z, 8.00%, 06/20/30	42
788	Series 2000-9, Class ZJ, 8.50%, 02/16/30	857
361	Series 2000-14, Class PD, 7.00%, 02/16/30	375
102	Series 2000-16, Class ZN, 7.50%, 02/16/30	107
558	Series 2000-37, Class B, 8.00%, 12/20/30	581
46	Series 2000-38, Class AH, 7.15%, 12/20/30	47
353	Series 2001-7, Class PK, 6.50%, 03/20/31	363
19	Series 2001-32, Class WA, IF, 6.82%, 07/20/31	20
405	Series 2001-64, Class MQ, 6.50%, 12/20/31	417
130	Series 2002-7, Class PG, 6.50%, 01/20/32	134
195	Series 2002-31, Class S, IF, IO, 3.38%, 01/16/31	19
45	Series 2002-36, Class VB, 6.50%, 07/20/19	45
405	Series 2002-40, Class UK, 6.50%, 06/20/32	423
405	Series 2002-47, Class PG, 6.50%, 07/16/32	422
405	Series 2002-47, Class PY, 6.00%, 07/20/32	412
592	Series 2002-47, Class ZA, 6.50%, 07/20/32	610
37	Series 2002-48, Class VM, 6.50%, 09/20/16	37
48	Series 2002-51, Class SG, IF, 9.45%, 04/20/31	54
284	Series 2002-54, Class GB, 6.50%, 08/20/32	294
504	Series 2002-67, Class VA, 6.00%, 03/20/13	503
143	Series 2002-79, Class KV, 6.00%, 11/20/13	145
45	Series 2002-88, Class LI, IO, 5.50%, 11/20/28	1
386	Series 2003-4, Class NI, IO, 5.50%, 01/20/32	54
289	Series 2003-4, Class NY, 5.50%, 12/20/13	292
99	Series 2003-24, PO, 03/16/33	81
304	Series 2003-40, Class TJ, 6.50%, 03/20/33	328
375	Series 2003-52, Class AP, PO, 06/16/33	297
144	Series 2003-95, Class SC, IF, IO, 1.68%, 09/17/31	3
77	Series 2004-28, Class S, IF, 5.03%, 04/16/34	78
165	Series 2004-73, Class AE, IF, 3.88%, 08/17/34	161
	Vendee Mortgage Trust,
588	Series 1994-1, Class 1, VAR, 5.63%, 02/15/24	598
912	Series 1996-1, Class 1Z, 6.75%, 02/15/26	958
310	Series 1996-2, Class 1Z, 6.75%, 06/15/26	323
1,268	Series 1997-1, Class 2Z, 7.50%, 02/15/27	1,344
314	Series 1998-1, Class 2E, 7.00%, 09/15/27	325

		103,548

	Non-Agency CMO — 7.9%
98	Banc of America Alternative Loan Trust, Series 2003-11, PO, 01/25/34	77
129	Banc of America Funding Corp., Series 2004-1, PO, 03/25/34	100
	Banc of America Mortgage Securities,
97	Series 2003-8 Class A, PO, 11/25/33	73
242	Series 2004-1, Class A, PO, 02/25/34	196
169	Series 2004-6, Class A, PO, 07/25/34	122
59	BHN II Mortgage Trust, Series 1997-1, Class A2, 7.92%, 07/25/09 (i)	1
	Citigroup Mortgage Loan Trust, Inc.,
260	Series 2003-UP3, Class A3, 7.00%, 09/25/33	264
90	Series 2003-UST1, Class 1, PO, 12/25/18	72
66	Series 2003-UST1, Class 3, PO, 12/25/18	53
481	Series 2003-UST1, Class A1, 5.50%, 12/25/18	480
	Countrywide Alternative Loan Trust,
1,189	Series 2002-8, Class A4, 6.50%, 07/25/32	1,182
1,176	Series 2004-2CB, Class 1A9, 5.75%, 03/25/34	1,170
357	Series 2005-26CB, Class A10, IF, 3.41%, 07/25/35	347
500	Series 2005-54CB, Class 1A11, 5.50%, 11/25/35	498
	Countrywide Home Loans Mortgage Pass Through Trust,
881	Series 2003-26, Class 1A6, 3.50%, 08/25/33	788
446	Series 2003-J7, Class 4A3, IF, 2.93%, 08/25/18	416
162	Series 2003-J13, PO, 01/25/34	130
115	Series 2004-HYB3, Class 2A, VAR, 4.07%, 06/20/34	114
794	Series 2005-22, Class 2A1, FRN, 5.29%, 11/25/35	794
481	Series 2005-R1, Class 2A, PO, 03/25/35 (e)	375
167	Deutsche Mortgage Securities, Inc., Series 2004-1, Class 2A, PO, 10/25/18	135

JPM Intermediate Bond Trust

JPMorgan Intermediate Bond Trust

Schedule of Portfolio Investments
As of November, 30 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	First Horizon Mortgage Pass-Through Securities,
553	Series 2004-AR1, Class 2A2, FRN, 5.02%, 04/25/35	548
764	Series 2004-AR7, Class 2A1, FRN, 4.92%, 02/25/35	761
202	Series 2004-AR7, Class 2A2, FRN, 4.92%, 02/25/35	201
487	MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A1, FRN, 3.82%, 04/21/34	477
	MASTR Alternative Loans Trust,
824	Series 2003-9, Class 8A1, 6.00%, 01/25/34	835
3,015	Series 2004-4, Class 10A1, 5.00%, 05/25/24	2,980
83	Series 2004-7 30, PO, 08/25/34	65
240	Series 2004-10, Class 1A1, 4.50%, 09/25/19	232
	MASTR Asset Securitization Trust,
155	Series 2003-4, Class 2A2, 5.00%, 05/25/18	154
154	Series 2004-8, PO, 08/25/19	118
691	MASTR Resecuritization Trust, Series 2005-PO, Class 3, PO, 05/28/35 (e)	484
170	MortgageIT Trust, Series 2005-1, Class 1A1, FRN, 5.64%, 02/25/35	171
	Nomura Asset Acceptance Corp.,
274	Series 2003-A1, Class A1, 5.50%, 05/25/33	272
215	Series 2003-A1, Class A2, 6.00%, 05/25/33	214
34	Series 2003-A1, Class A5, 7.00%, 04/25/33	34
194	Series 2004-R2, Class A1, VAR, 6.50%, 10/25/34 (e)	199
-(h)	Paine Webber CMO Trust, Series H, Class 4, 8.75%, 04/01/18	-(h)
	Residential Accredit Loans, Inc.,
1,650	Series 2002-QS8, Class A5, 6.25%, 06/25/17	1,645
294	Series 2002-QS16, Class A3, IF, 5.50%, 10/25/17	299
328	Series 2003-QS3, Class A2, IF, 4.80%, 02/25/18	319
1,414	Series 2003-QS9, Class A3, IF, IO, 2.23%, 05/25/18	123
202	Series 2004-QS8, Class A2, 5.00%, 06/25/34	200
172	Residential Asset Securitization Trust, Series 2003-A14, Class A1, 4.75%, 02/25/19	167
	Residential Funding Mortgage Securities I,
609	Series 2003-S7, Class A17, 4.00%, 05/25/33	575
689	Series 2003-S11, Class A1, 2.50%, 06/25/18	661
202	Series 2003-S12, Class 4A5, 4.50%, 12/25/32	193
6	Rural Housing Trust, Series 1987-1, Class 3B, 7.33%, 04/01/26	6
81	Salomon Brothers Mortgage Securities VII, Series 2003-UP2, Class 1, PO, 12/25/18	67
27	Structured Mortgage Asset Residential Trust, Series 1993-2A, Class AE, 7.60%, 03/25/09	27
400	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-4, Class CB7, 5.50%, 06/25/35	397
114	Washington Mutual Mortgage Securities Corp., Series 2003-MS7, Class P, PO, 03/25/33	85
	Washington Mutual, Inc.,
572	Series 2003-AR4, Class A6, VAR, 3.42%, 05/25/33	561
304	Series 2003-AR7, Class A6, VAR, 3.03%, 08/25/33	295
113	Series 2003-S10, Class A6, PO, 10/25/18	77
317	Series 2004-AR3, Class A2, VAR, 4.24%, 06/25/34	313
905	Series 2004-S3, Class 2A3, IF, 4.21%, 07/25/34	900
	Wells Fargo Mortgage Backed Securities Trust,
176	Series 2003-11 1A, PO, 10/25/18	134
405	Series 2003-13, Class A7, 4.50%, 11/25/18	383
178	Series 2003-17, Class 2A4, 5.50%, 01/25/34	176
302	Series 2004-7, Class 2A2, 5.00%, 07/25/19	298
935	Series 2004-BB, Class A4, FRN, 4.56%, 01/25/35	925
292	Series 2004-EE, Class 3A1, FRN, 3.99%, 12/25/34	289
506	Series 2004-S, Class A5, FRN, 3.54%, 09/25/34	492

		24,739

	Total Collateralized Mortgage Obligations (Cost $130,772)	128,287

	Commercial Mortgage Backed Securities — 1.1%
500	Banc of America Commercial Mortgage, Inc., Series 2005-6, Class ASB, VAR, 5.35%, 09/10/47	504
	Bear Stearns Commercial Mortgage Securities,
63	Series 2000-WF1, Class A1, 7.64%, 02/15/32	64
226	Series 2004-T16, Class A2, 3.70%, 02/13/46	221
300	Series 2005-PWR9, Class AAB, 4.80%, 09/11/42	296
360	Series 2006-PW11, Class A4, VAR, 5.63%, 03/11/39	371
480	Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A1, VAR, 5.91%, 03/15/49	490
155	Merrill Lynch Mortgage Investors, Inc., Series 1997-C2, Class A2, 6.54%, 12/10/29	156
500	Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class ASB, VAR, 4.67%, 06/12/43	489
146	Morgan Stanley Capital I, Series 2006-T23, Class A1, 5.68%, 08/12/41	149

JPM Intermediate Bond Trust

JPMorgan Intermediate Bond Trust

Schedule of Portfolio Investments
As of November, 30 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

810	Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A2, 4.04%, 10/15/41	789

	Total Commercial Mortgage Backed Securities (Cost $3,557)	3,529

	Corporate Bonds — 18.6%
	Aerospace & Defense — 0.2%
250	Northrop Grumman Corp., 7.13%, 02/15/11	269
220	Systems 2001 Asset Trust (Cayman Islands), 7.16%, 12/15/11 (e)	229

		498

	Air Freight & Logistics — 0.3%
825	FedEx Corp., 6.72%, 01/15/22	898

	Airlines — 0.2%
106	American Airlines, Inc., Series 1999-1, 7.02%, 10/15/09	110
	Continental Airlines, Inc.,
47	Series 1999-2, Class A1, 7.26%, 03/15/20	50
202	Series 1999-2, Class A2, 7.06%, 09/15/09	209
329	United Airlines, Inc., Series 2001-1, 6.07%, 03/01/13	331

		700

	Automobiles — 0.4%
	DaimlerChrysler NA Holding Corp.,
405	4.75%, 01/15/08	402
709	7.20%, 09/01/09	740

		1,142

	Capital Markets — 3.5%
800	Bear Stearns Co., Inc., 3.25%, 03/25/09	770
	Credit Suisse First Boston USA, Inc.,
111	4.70%, 06/01/09	110
405	5.50%, 08/15/13	415
1,640	6.13%, 11/15/11	1,715
	Goldman Sachs Group, Inc.,
269	3.88%, 01/15/09	263
202	4.75%, 07/15/13	197
200	5.15%, 01/15/14	199
486	6.60%, 01/15/12	519
1,000	6.88%, 01/15/11	1,068
101	7.35%, 10/01/09	107
	Lehman Brothers Holdings, Inc.,
455	6.63%, 01/18/12	486
300	Series G, 4.80%, 03/13/14	292
	Merrill Lynch & Co., Inc.,
202	5.45%, 07/15/14	205
202	Series B, 3.13%, 07/15/08	196
405	Series B, 3.70%, 04/21/08	397
200	Series B, 4.50%, 11/04/10	196
304	Series C, 4.13%, 01/15/09	298
200	Series C, 5.00%, 01/15/15	197
	Morgan Stanley,
243	4.25%, 05/15/10	236
147	4.75%, 04/01/14	142
1,000	6.60%, 04/01/12	1,066
1,240	6.75%, 04/15/11	1,321
607	State Street Corp., 7.65%, 06/15/10	654

		11,049

	Chemicals — 0.2%
304	Dow Chemical Co. (The), 6.13%, 02/01/11	315
125	Monsanto Co., 7.38%, 08/15/12	138

		453

	Commercial Banks — 2.0%
152	Branch Banking & Trust Co., 4.88%, 01/15/13	150
1,012	Firstar Bank N.A., 7.13%, 12/01/09	1,070
405	Keycorp, Series G, 4.70%, 05/21/09	401
233	Mellon Funding Corp., 3.25%, 04/01/09	223
125	PNC Funding Corp., 5.25%, 11/15/15	125
202	Popular North America, Inc., 4.25%, 04/01/08	198
380	Royal Bank of Canada (Canada), 3.88%, 05/04/09	371

JPM Intermediate Bond Trust

JPMorgan Intermediate Bond Trust

Schedule of Portfolio Investments
As of November, 30 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

229	Suntrust Bank, 6.38%, 04/01/11	240
1,012	US Bank National Association, 6.50%, 02/01/08	1,024
202	Wachovia Bank N.A., 7.80%, 08/18/10	219
	Wachovia Corp.,
709	3.50%, 08/15/08	691
388	3.63%, 02/17/09	377
456	Wells Fargo & Co., 3.13%, 04/01/09	437
	Wells Fargo Bank N.A.,
81	6.45%, 02/01/11	85
628	7.55%, 06/21/10	679

		6,290

	Communications Equipment — 0.0% (g)
100	Cisco Systems, Inc., 5.50%, 02/22/16	102

	Computers & Peripherals — 0.1%
283	International Business Machines Corp., 5.39%, 01/22/09	285

	Consumer Finance — 1.8%
405	American Express Credit Corp., 3.00%, 05/16/08	393
	American General Finance Corp.,
132	Series H, 4.50%, 11/15/07	131
91	Series H, 5.38%, 10/01/12	92
71	Capital One Bank, 5.75%, 09/15/10	73
	Ford Motor Credit Co.,
125	7.38%, 10/28/09	125
200	7.88%, 06/15/10	201
	HSBC Finance Corp.,
202	4.75%, 05/15/09	201
200	5.25%, 01/15/14	201
1,417	5.88%, 02/01/09	1,441
202	6.38%, 11/27/12	214
202	6.50%, 11/15/08	208
452	6.75%, 05/15/11	482
698	8.00%, 07/15/10	765
	International Lease Finance Corp.,
177	4.50%, 05/01/08	175
152	5.88%, 05/01/13	157
	SLM Corp.,
100	4.00%, 01/15/10	97
263	Series A, 5.38%, 01/15/13	265
202	Toyota Motor Credit Corp., 2.88%, 08/01/08	195
202	Washington Mutual Financial Corp., 6.88%, 05/15/11	217

		5,633

	Diversified Financial Services — 3.8%
1,108	Associates Corp. of North America, 8.15%, 08/01/09	1,193
	Bank of America Corp.,
125	5.25%, 12/01/15	125
405	7.40%, 01/15/11	441
1,470	7.80%, 02/15/10	1,591
100	Caterpillar Financial Services Corp., Series F, 3.45%, 01/15/09	97
200	CIT Group, Inc., 7.75%, 04/02/12	223
	Citigroup, Inc.,
121	3.50%, 02/01/08	119
202	4.25%, 07/29/09	199
506	5.63%, 08/27/12	520
81	6.20%, 03/15/09	83
	General Electric Capital Corp.,
455	3.50%, 05/01/08	446
54	7.88%, 12/01/06	54
425	Series A, 4.25%, 01/15/08	421
354	Series A, 4.63%, 09/15/09	351
1,042	Series A, 5.88%, 02/15/12	1,082
1,215	Series A, 6.00%, 06/15/12	1,271
516	Series A, 6.13%, 02/22/11	538
	John Hancock Global Funding II,
243	3.50%, 01/30/09 (e)	235
243	7.90%, 07/02/10 (e)	265
	MassMutual Global Funding II,
330	3.25%, 06/15/07 (e)	326
405	3.50%, 03/15/10 (e)	388

JPM Intermediate Bond Trust

JPMorgan Intermediate Bond Trust

Schedule of Portfolio Investments
As of November, 30 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	New York Life Global Funding,
223	3.88%, 01/15/09 (e)	218
506	5.38%, 09/15/13 (e)	515
	Principal Life Global Funding I,
202	2.80%, 06/26/08 (e)	195
765	6.25%, 02/15/12 (e)	806
125	Textron Financial Corp., 5.13%, 02/03/11	125

		11,827

	Diversified Telecommunication Services — 1.5%
142	Ameritech Capital Funding, 6.15%, 01/15/08	143
203	Bellsouth Telecommunications, 6.30%, 12/15/15	207
830	British Telecommunications plc (United Kingdom), 8.37%, 12/15/10	935
587	France Telecom S.A. (France), 7.75%, 03/01/11	646
176	New York Telephone Co., 6.00%, 04/15/08	178
567	Nynex Capital Funding Co., Series B, SUB, 8.23%, 10/15/09	607
46	Nynex Corp., 9.55%, 05/01/10	49
	Sprint Capital Corp.,
81	7.63%, 01/30/11	88
182	8.38%, 03/15/12	205
283	Telus Corp. (Canada), 8.00%, 06/01/11	313
202	Verizon Florida, Inc., Series F, 6.13%, 01/15/13	209
800	Verizon Global Funding Corp., 7.25%, 12/01/10	861
200	Verizon Virginia, Inc., Series A, 4.63%, 03/15/13	190

		4,631

	Electric Utilities — 0.3%
81	Alabama Power Co., 4.70%, 12/01/10	80
233	Carolina Power & Light Co., 5.13%, 09/15/13	232
100	CenterPoint Energy Houston Electric LLC, Series M2, 5.75%, 01/15/14	102
300	Exelon Generation Co. LLC, 6.95%, 06/15/11	319
52	Kiowa Power Partners LLC, 4.81%, 12/30/13 (e)	50
221	PSEG Power LLC, 7.75%, 04/15/11	241
15	Virginia Electric & Power Co., Series A, 5.38%, 02/01/07	15

		1,039

	Food & Staples Retailing — 0.1%
304	Kroger Co. (The), 8.05%, 02/01/10	328

	Gas Utilities — 0.1%
820	Enron Corp., 6.75%, 07/01/05 (d) (i)	-(h)
162	KeySpan Gas East Corp., 7.88%, 02/01/10	174
263	Southern California Gas Co., 4.80%, 10/01/12	259

		433

	Industrial Conglomerates — 0.1%
	Tyco International Group S.A. (Bermuda),
152	6.38%, 10/15/11	160
253	6.75%, 02/15/11	269

		429

	Insurance — 1.2%
385	American International Group, Inc., 4.25%, 05/15/13	366
	ASIF Global Financing,
455	3.90%, 10/22/08 (e)	445
607	4.90%, 01/17/13 (e)	600
405	Jackson National Life Global Funding, 6.13%, 05/30/12 (e)	423
222	Metropolitan Life Global Funding I, 5.20%, 09/18/13 (e)	225
	Monumental Global Funding II,
445	4.38%, 07/30/09 (e)	437
324	5.20%, 01/30/07 (e)	324

JPM Intermediate Bond Trust

JPMorgan Intermediate Bond Trust

Schedule of Portfolio Investments
As of November, 30 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

121	Nationwide Financial Services, 6.25%, 11/15/11	126
233	Pacific Life Global Funding, 3.75%, 01/15/09 (e)	227
	Protective Life Secured Trust,
217	4.00%, 10/07/09	211
405	4.00%, 04/01/11	389
76	XL Capital Ltd. (Cayman Islands), 5.25%, 09/15/14	76

		3,849

	Media — 0.7%
106	Comcast Cable Communications Holdings, Inc., 8.38%, 03/15/13	122
121	Comcast Corp., 5.50%, 03/15/11	123
182	COX Communications, Inc., 7.75%, 11/01/10	198
749	TCI Communications, Inc., 9.80%, 02/01/12	893
	Time Warner Cos., Inc.,
283	7.48%, 01/15/08	290
430	8.18%, 08/15/07	438
223	Time Warner Entertainment Co. LP, 10.15%, 05/01/12	267

		2,331

	Multi-Utilities — 0.5%
324	Dominion Resources, Inc., Series B, 6.25%, 06/30/12	340
202	DTE Energy Co., Series A, 6.65%, 04/15/09	208
	Duke Power Company LLC,
455	4.20%, 10/01/08	447
405	5.63%, 11/30/12	417

		1,412

	Oil, Gas & Consumable Fuels — 0.1%
400	ConocoPhillips Co., 8.75%, 05/25/10	447

	Paper & Forest Products — 0.2%
	International Paper Co.,
334	4.00%, 04/01/10	323
131	4.25%, 01/15/09	128
142	6.50%, 11/15/07	143
	Weyerhaeuser Co.,
28	6.13%, 03/15/07	28
40	6.75%, 03/15/12	42

		664

	Real Estate Management & Development — 0.2%
557	EOP Operating LP, 6.75%, 02/15/12	604
81	ERP Operating LP, 4.75%, 06/15/09	80

		684

	Road & Rail — 0.2%
	Burlington Northern Santa Fe Corp.,
235	6.13%, 03/15/09	240
202	7.13%, 12/15/10	217

		457

	Thrifts & Mortgage Finance — 0.7%
	Countrywide Home Loans, Inc.,
233	3.25%, 05/21/08	227
810	Series L, 4.00%, 03/22/11	773
304	MGIC Investment Corp., 6.00%, 03/15/07	304
	Washington Mutual Bank FA,
76	5.65%, 08/15/14	77
304	6.88%, 06/15/11	324
275	Washington Mutual, Inc., 4.20%, 01/15/10	268
304	World Savings Bank FSB, 4.50%, 06/15/09	300

		2,273

	Wireless Telecommunication Services — 0.2%
	New Cingular Wireless Services, Inc.,
152	7.50%, 05/01/07	153
364	7.88%, 03/01/11	401

		554

	Total Corporate Bonds (Cost $59,654)	58,408

	Foreign Government Securities — 0.4%
607	Quebec Province (Canada), 5.75%, 02/15/09	619

JPM Intermediate Bond Trust

JPMorgan Intermediate Bond Trust

Schedule of Portfolio Investments
As of November, 30 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	United Mexican States (Mexico),
277	6.38%, 01/16/13	292
175	6.63%, 03/03/15	188

	Total Foreign Government Securities (Cost $1,104)	1,099

	Mortgage Pass-Through Securities — 5.9%
	Federal Home Loan Mortgage Corp. Conventional Pools,
-(h)	8.00%, 04/01/07	-(h)
18	12.00%, 08/01/15 - 07/01/19	20
118	ARM, 6.67%, 01/01/27	122
19	ARM, 7.00%, 07/01/26	19
	Federal Home Loan Mortgage Corp. Gold Pools,
979	4.00%, 05/01/14 - 08/01/18	945
215	4.50%, 10/01/18	210
69	5.50%, 06/01/17	70
441	6.00%, 04/01/18 - 01/01/34	446
868	6.50%, 12/01/13 - 11/01/22	890
938	7.00%, 08/01/10 - 04/01/26	964
117	7.50%, 08/01/08 - 08/01/25	118
32	8.00%, 07/01/20 - 11/01/24	33
103	8.50%, 01/01/10 - 07/01/28	108
	Federal National Mortgage Association Various Pools,
6,615	4.00%, 09/01/13 - 12/01/18	6,326
206	4.50%, 03/01/19	201
229	5.00%, 12/01/16 - 06/01/18	227
390	5.50%, 12/01/33	390
882	6.00%, 12/01/32 - 09/01/33	895
1,422	6.50%, 12/01/10 - 08/01/31	1,460
116	7.00%, 06/01/10 - 08/01/32	121
159	7.50%, 10/01/12 - 05/01/25	165
275	8.00%, 11/01/12 - 11/01/28	290
105	8.50%, 07/01/24 - 02/01/30	112
86	9.00%, 09/01/19 - 12/01/30	94
24	9.50%, 12/01/18	26
10	10.00%, 02/01/24	12
14	12.50%, 01/01/16	15
1,199	ARM, 4.12%, 09/01/33	1,168
491	ARM, 4.85%, 01/01/35	489
54	ARM, 5.53%, 09/01/27	54
57	ARM, 5.55%, 03/01/29	58
6	ARM, 5.65%, 08/01/19	6
24	ARM, 6.49%, 03/01/19	24
8	ARM, 7.41%, 06/01/26	8
	Government National Mortgage Association Various Pools,
616	6.00%, 10/15/17 -11/15/28	628
455	6.50%, 07/15/09 - 02/15/33	468
525	7.00%, 08/15/23 - 06/15/33	543
193	7.50%, 05/15/07 - 06/15/32	202
277	8.00%, 05/15/09 - 10/20/28	292
80	8.50%, 11/15/17 - 05/20/25	85
36	9.00%, 01/15/09 - 11/15/24	38
73	9.50%, 10/15/09 - 12/15/25	79
30	12.00%, 11/15/19	33

	Total Mortgage Pass-Through Securities (Cost $18,758)	18,454

	Supranational — 0.0% (g)
40	Corp. Andina de Fomento 5.20%, 05/21/13	39
20	Inter-American Development Bank 8.40%, 09/01/09	22

	Total Supranational (Cost $63)	61

	U.S. Government Agency Securities — 1.8%
	Federal Home Loan Bank,
2,612	4.72%, 09/20/12	2,572
202	6.21%, 06/02/09	209
405	Federal Home Loan Mortgage Corp., 4.13%, 07/12/10	397
	Federal National Mortgage Association,
810	5.50%, 03/15/11	834
243	6.13%, 03/15/12	259
678	6.25%, 02/01/11	713
500	6.63%, 09/15/09	524
121	6.63%, 11/15/10	129

	Total U.S. Government Agency Securities (Cost $5,730)	5,637

	U.S. Treasury Obligations — 16.9%
	U.S. Treasury Bonds,
405	9.88%, 11/15/15 (m)	565
8,514	10.38%, 11/15/12 (m)	8,948
4,800	11.75%, 11/15/14	5,751
858	12.50%, 08/15/14	1,031

JPM Intermediate Bond Trust

JPMorgan Intermediate Bond Trust

Schedule of Portfolio Investments
As of November, 30 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	U.S. Treasury Inflation Indexed Notes,
233	3.38%, 01/15/07	231
788	4.25%, 01/15/10	834
	U.S. Treasury Notes,
500	3.25%, 01/15/09	487
1,000	3.50%, 02/15/10	971
500	3.63%, 07/15/09	489
400	3.63%, 01/15/10	390
730	4.00%, 06/15/09	721
1,000	4.63%, 10/31/11	1,008
500	4.88%, 05/15/09	504
1,000	5.00%, 07/31/08	1,005
250	5.63%, 05/15/08	253
631	5.75%, 08/15/10	659
435	6.13%, 08/15/07	438
500	6.50%, 02/15/10	530
	U.S. Treasury Bonds Coupon STRIPS,
607	02/15/09	550
2,551	05/15/09	2,285
500	11/15/09	439
506	02/15/10	440
61	02/15/12	49
101	08/15/12	79
1,340	11/15/12	1,032
2,624	02/15/13 (m)	2,000
1,500	05/15/13	1,130
454	08/15/13 (m)	339
202	11/15/13	149
6,027	02/15/14 (m)	4,389
2,816	05/15/14 (m)	2,025
4,602	08/15/14 (m)	3,273
2,768	11/15/14 (m)	1,946
200	02/15/15	139
127	08/15/15	86
2,452	11/15/15 (m)	1,643
5,766	02/15/16 (m)	3,818
1,072	05/15/16	701
405	08/15/16	262
200	11/15/16	128
1,518	U.S. Treasury Bond Principal STRIP, 11/15/09	1,332

	Total U.S. Treasury Obligations (Cost $54,991)	53,049

	Total Long-Term Investments (Cost $283,961)	277,769

Shares

	Short-Term Investment — 11.0%
	Investment Company — 11.0%
34,734	JPMorgan Liquid Assets Money Market Fund (b) (Cost $34,734)	34,734

Principal Amount ($)

	Investments of Cash Collateral for Securities on Loan — 7.9%
	Certificate of Deposit — 1.1%
1,250	Canadian Imperial Bank, New York, FRN, 5.37%, 02/14/08	1,250
1,200	Deutsche Bank, New York, FRN, 5.41%, 01/22/08	1,200
1,000	Societe Generale, New York, FRN, 5.31%, 06/20/07	1,000

		3,450

	Commercial Paper — 0.3%
995	Ticonderoga Funding LLC, 5.30%, 12/05/06	995

	Corporate Notes — 2.8%
750	American Express Credit Corp., FRN, 5.38%, 06/12/07	750
1,000	Bankque Federative Du Credit, FRN, 5.32%, 07/13/07	1,000
	Beta Finance, Inc.,
350	FRN, 5.37%, 01/15/08	350
800	FRN, 5.38%, 03/15/07	800
1,300	CDC Financial Production, Inc., FRN, 5.36%, 01/02/07	1,300
1,400	Citigroup Global Markets, Inc., FRN, 5.38%, 12/07/06	1,400
1,000	Macquarie Bank Ltd., FRN, 5.34%, 12/31/07	1,000
1,000	Morgan Stanley, FRN, 5.49%, 12/31/07	1,000

JPM Intermediate Bond Trust

JPMorgan Intermediate Bond Trust

Schedule of Portfolio Investments
As of November, 30 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

1,300	Unicredito Italiano Bank plc, FRN, 5.33%, 12/31/07	1,300

		8,900

	Repurchase Agreement — 3.7%
3,515	Banc of America Securities LLC, 5.32%, dated 11/30/06, due 12/01/06, repurchase price $3,516, collateralized by U.S. Government Agency Mortgages	3,515
4,000	Lehman Brothers, Inc., 5.31%, dated 11/30/06, due 12/01/06, repurchase price $4,001, collateralized by U.S. Government Agency Mortgages	4,000
4,000	UBS Securities LLC, 5.32%, dated 11/30/06, due 12/01/06, repurchase price $4,001, collateralized by U.S. Government Agency Mortgages	4,000

		11,515

	Total Investments of Cash Collateral for Securities on Loan (Cost $24,860)	24,860

	Total Investments — 107.3% (Cost $343,555)	337,363
	Liabilities in Excess of Other Assets — (7.3)%	(22,987)

	Net Assets — 100.0%	$314,376

Percentages indicated are based on net assets.

Abbreviations:

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(d)	Defaulted Security.
(e)

All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)	All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

ARM	Adjustable Rate Mortgage
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note. The rate shown is the rate in effect as of November, 30, 2006.
HB

High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit (REMIC) trust and allocating them to the small principal of the HB class.

IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index.
IO

Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The face amount shown represents the par value on the underlying pool. The yields on these securities exceed yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO

Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

SUB	Step-Up Bond. The rate shown is the rate in effect as of November, 30, 2006.
STRIPS	Separate Trading of Registered Interest and Principal Securities.
VAR	Variable. The interest rate shown is the rate in effect at November, 30, 2006.

As of November 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$671
Aggregate gross unrealized depreciation	(6,863)

Net unrealized appreciation/depreciation	($6,192)

Federal income tax cost of investments	$343,555

JPMorgan Core Bond Trust Fund

JPMorgan Core Bond Trust

Schedule of Portfolio Investments
As of November, 30 2006 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Long-Term Investments — 91.5%
	Asset Backed Securities — 1.5%
1,281	American Express Credit Account Master Trust, Series 2004-3, Class A, 4.35%, 12/15/11	1,268
	AmeriCredit Automobile Receivables Trust,
176	Series 2003-BX, Class A4A, 2.72%, 01/06/10	174
5,500	Series 2006-BG, Class A3, 5.21%, 10/06/11	5,520
5,000	Series 2006-BG, Class A4, 5.21%, 09/06/13	5,040
	Citibank Credit Card Issuance Trust,
3,290	Series 2002-C2, Class C2, 6.95%, 02/18/14	3,540
1,841	Series 2005-B1, Class B1, 4.40%, 09/15/10	1,820
1,385	CNH Equipment Trust, Series 2003-B, Class A4B, 3.38%, 02/15/11	1,368
546	Conseco Finance, Series 2001-B, Class 1M1, 7.27%, 06/15/32	548
5,401	Countrywide Asset-Backed Certificates, Series 2004-AB2, Class A2, FRN, 5.59%, 05/25/36	5,410
150	Ford Credit Auto Owner Trust, Series 2004-A, Class A3, 2.93%, 03/15/08	149
819	GE Capital Mortgage Services, Inc., Series 1999-HE1, Class M, 6.71%, 04/25/29	820
131	Green Tree Financial Corp., Series 1995-4, Class A6, 7.30%, 06/15/25	132
1,049	Household Automotive Trust, Series 2005-1 Class A4, 4.35%, 06/18/12	1,035
6,300	Household Credit Card Master Note Trust I, Series 2006-1, Class A, 5.10%, 06/15/12	6,342
	MBNA Credit Card Master Note Trust,
2,074	Series 2002-C1, Class C1, 6.80%, 07/15/14	2,232
866	Series 2003-C1, Class C1, FRN, 7.02%, 06/15/12	904
	MBNA Master Credit Card Trust,
1,507	Series 1999-J, Class C, 7.85%, 02/15/12 (e)	1,623
1,319	Series 2000-D, Class C, 8.40%, 09/15/09	1,333
29	Onyx Acceptance Grantor Trust, Series 2004-B, Class A3, 3.09%, 09/15/08	29
74	Residential Asset Mortgage Products, Inc., Series 2001-RS3, Class AI4, SUB, 6.79%, 10/25/31	74
1,300	Wachovia Auto Owner Trust, Series 2006-A, Class A3, 5.35%, 02/22/11	1,308
	WFS Financial Owner Trust,
460	Series 2003-2, Class A4, 2.41%, 12/20/10	455
690	Series 2003-4, Class A4, 3.15%, 05/20/11	681

	Total Asset Backed Securities (Cost $42,015)	41,805

	Collateralized Mortgage Obligations — 48.4%
	Agency CMO — 34.0%
3,737	Federal Home Loan Bank System, Series 2000, Class Y, 5.27%, 12/28/12	3,750
	Federal Home Loan Mortgage Corp.,
138	Series 11, Class D, 9.50%, 07/15/19	145
37	Series 22, Class C, 9.50%, 04/15/20	39
58	Series 23, Class F, 9.60%, 04/15/20	62
1	Series 41, Class I, HB, 84.00%, 05/15/20	1
7	Series 47, Class F, 10.00%, 06/15/20	8
24	Series 99, Class Z, 9.50%, 01/15/21	25
11	Series 134, Class B, IO, 9.00%, 04/01/22	2
- (h)	Series 204, Class E, IF, HB, 819.98%, 05/15/23	- (h)
- (h)	Series 1045, Class G, HB, 1,066.21%, 02/15/21	- (h)
25	Series 1065, Class J, 9.00%, 04/15/21	27
8	Series 1079, Class S, IF, 15.73%, 05/15/21	8
43	Series 1084, Class F, FRN, 6.33%, 05/15/21	43
30	Series 1084, Class S, IF, 21.04%, 05/15/21	31
43	Series 1116, Class I, 5.50%, 08/15/21	43
34	Series 1144, Class KB, 8.50%, 09/15/21	34
- (h)	Series 1172, Class L, VAR, HB, 1,180.80%, 11/15/21	- (h)
2	Series 1196, Class B, IF, HB, 533.70%, 01/15/22	20
453	Series 1212, Class IZ, 8.00%, 02/15/22	454
68	Series 1250, Class J, 7.00%, 05/15/22	67
- (h)	Series 1298, Class L, IO, HB, 981.87%, 06/15/07	- (h)
83	Series 1343, Class LA, 8.00%, 08/15/22	83
105	Series 1343, Class LB, 7.50%, 08/15/22	105
199	Series 1370, Class JA, FRN, 6.53%, 09/15/22	200
187	Series 1455, Class WB, IF, 1.99%, 12/15/22	176
15	Series 1465, Class SA, IF, IO, 3.62%, 02/15/08	- (h)
867	Series 1466, Class PZ, 7.50%, 02/15/23	882
15	Series 1470, Class F, FRN, 5.38%, 02/15/23	15
1,054	Series 1498, Class I, FRN, 6.53%, 04/15/23	1,069
1,323	Series 1502, Class PX, 7.00%, 04/15/23	1,361
178	Series 1505, Class Q, 7.00%, 05/15/23	183
11	Series 1506, Class F, FRN, 6.00%, 05/15/08	11
2	Series 1506, Class S, IF, 9.81%, 05/15/08	2
37	Series 1506, Class SD, IF, IO, 3.13%, 05/15/08	- (h)
786	Series 1512, Class J, 6.50%, 05/15/08	783

JPMorgan Core Bond Trust Fund

JPMorgan Core Bond Trust

Schedule of Portfolio Investments
As of November, 30 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

151	Series 1513, Class N, 6.50%, 05/15/08	150
424	Series 1518, Class G, IF, 3.81%, 05/15/23	423
150	Series 1541, Class M, IF, 10.42%, 07/15/23	167
408	Series 1541, Class O, FRN, 3.94%, 07/15/23	400
58	Series 1544, Class J, IF, 7.09%, 07/15/08	58
438	Series 1558, Class D, 6.50%, 07/15/23	444
58	Series 1561, Class TA, PO, 08/15/08	57
37	Series 1570, Class F, FRN, 5.85%, 08/15/23	38
1,481	Series 1573, Class PZ, 7.00%, 09/15/23	1,532
43	Series 1575, Class FB, FRN, 6.88%, 08/15/08	43
18	Series 1575, Class SB, IF, 3.38%, 08/15/08	18
890	Series 1591, Class PV, 6.25%, 10/15/23	910
118	Series 1595, Class D, 7.00%, 10/15/13	119
360	Series 1596, Class D, 6.50%, 10/15/13	366
27	Series 1602, Class SA, IF, 5.28%, 10/15/23	27
88	Series 1604, Class SA, IF, 6.73%, 11/15/08	88
146	Series 1606, Class SC, IF, 9.35%, 11/15/08	149
53	Series 1607, Class SA, IF, 9.33%, 10/15/13	58
2,826	Series 1608, Class L, 6.50%, 09/15/23	2,934
1,255	Series 1609, Class LG, IF, 5.69%, 11/15/23	1,298
473	Series 1611, Class JA, FRN, 6.63%, 08/15/23	476
450	Series 1611, Class JB, IF 2.72%, 08/15/23	443
159	Series 1612, Class SD, IF, 6.88%, 11/15/08	161
159	Series 1625, Class SD, IF, 8.50%, 12/15/08	163
856	Series 1638, Class H, 6.50%, 12/15/23	896
1,641	Series 1642, Class PJ, 6.00%, 11/15/23	1,664
48	Series 1659, Class SB, IF, 8.50%, 01/15/09	49
14	Series 1671, Class QC, IF, 10.00%, 02/15/24	17
86	Series 1685, Class Z, 6.00%, 11/15/23	86
18	Series 1686, Class SH, IF, 7.14%, 02/15/24	20
83	Series 1689, Class SD, IF, 9.24%, 10/15/23	85
377	Series 1695, Class EB, 7.00%, 03/15/24	397
310	Series 1698, Class SC, IF, 9.70%, 03/15/09	323
107	Series 1699, Class FC, FRN, 5.98%, 03/15/24	108
507	Series 1700, Class GA, PO, 02/15/24	440
943	Series 1706, Class K, 7.00%, 03/15/24	990
51	Series 1709, Class FA, FRN, 3.93%, 03/15/24	50
140	Series 1745, Class D, 7.50%, 08/15/24	140
1,331	Series 1798, Class F, 5.00%, 05/15/23	1,304
127	Series 1807, Class A, 6.00%, 11/15/08	128
21	Series 1807, Class G, 9.00%, 10/15/20	22
385	Series 1829, Class ZB, 6.50%, 03/15/26	397
55	Series 1844, Class E, 6.50%, 10/15/13	55
396	Series 1863, Class Z, 6.50%, 07/15/26	408
39	Series 1865, Class D, PO, 02/15/24	27
236	Series 1890, Class H, 7.50%, 09/15/26	249
641	Series 1899, Class ZE, 8.00%, 09/15/26	664
112	Series 1900, Class T, PO, 08/15/08	111
37	Series 1935, Class FL, FRN, 6.08%, 02/15/27	37
525	Series 1963, Class Z, 7.50%, 01/15/27	539
104	Series 1967, Class PC, PO, 10/15/08	103
86	Series 1970, Class PG, 7.25%, 07/15/27	86
781	Series 1981, Class Z, 6.00%, 05/15/27	793
332	Series 1987, Class PE, 7.50%, 09/15/27	339
40	Series 2017, Class SE, IF, 8.17%, 12/15/08	41
769	Series 2019, Class Z, 6.50%, 12/15/27	791
556	Series 2025, Class PE, 6.30%, 01/15/13	563
276	Series 2033, Class SN, IF, IO, 11.92%, 03/15/24	96
757	Series 2038, Class PN, IO, 7.00%, 03/15/28	151
1,036	Series 2040, Class PE, 7.50%, 03/15/28	1,069
308	Series 2043, Class CJ, 6.50%, 04/15/28	316
1,020	Series 2054, Class PV, 7.50%, 05/15/28	1,065
769	Series 2055, Class OE, 6.50%, 05/15/13	785
2,440	Series 2075, Class PH, 6.50%, 08/15/28	2,507
1,790	Series 2075, Class PM, 6.25%, 08/15/28	1,837
1,363	Series 2086, Class GB, 6.00%, 09/15/28	1,383
915	Series 2089, Class PJ, IO, 7.00%, 10/15/28	166
3,844	Series 2095, Class PE, 6.00%, 11/15/28	3,925
489	Series 2097, Class PV, 6.00%, 09/15/09	491
1,749	Series 2102, Class TC, 6.00%, 12/15/13	1,779
1,132	Series 2102, Class TU, 6.00%, 12/15/13	1,151
4,508	Series 2115, Class PE, 6.00%, 01/15/14	4,583
1,367	Series 2125, Class JZ, 6.00%, 02/15/29	1,390
35	Series 2130, Class QR, 6.00%, 02/15/28	35
251	Series 2132, Class SB, IF, 7.37%, 03/15/29	275
203	Series 2134, Class PI, 6.50%, 03/15/19	35
124	Series 2135, Class UK, IO, 6.50%, 03/15/14	17
128	Series 2141, IO, 7.00%, 04/15/29	24
191	Series 2143, Class CD, 6.00%, 02/15/28	191
266	Series 2163, Class PC, IO, 7.50%, 06/15/29	53
1,507	Series 2169, Class TB, 7.00%, 06/15/29	1,596
942	Series 2172, Class QC, 7.00%, 07/15/29	994
1,179	Series 2176, Class OJ, 7.00%, 08/15/29	1,220
330	Series 2189, Class SA, IF, 6.89%, 02/15/28	330
820	Series 2201, Class C, 8.00%, 11/15/29	857
599	Series 2209, Class TC, 8.00%, 01/15/30	635
840	Series 2210, Class Z, 8.00%, 01/15/30	877
195	Series 2224, Class CB, 8.00%, 03/15/30	201
683	Series 2230, Class Z, 8.00%, 04/15/30	694
578	Series 2234, Class PZ, 7.50%, 05/15/30	597

JPMorgan Core Bond Trust Fund

JPMorgan Core Bond Trust

Schedule of Portfolio Investments
As of November, 30 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

469	Series 2247, Class Z, 7.50%, 08/15/30	471
623	Series 2256, Class MC, 7.25%, 09/15/30	631
1,333	Series 2259, Class ZM, 7.00%, 10/15/30	1,377
68	Series 2261, Class ZY, 7.50%, 10/15/30	69
180	Series 2262, Class Z, 7.50%, 10/15/30	181
1,244	Series 2271, Class PC, 7.25%, 12/15/30	1,270
1,555	Series 2283, Class K, 6.50%, 12/15/23	1,636
883	Series 2296, Class PD, 7.00%, 03/15/31	918
51	Series 2299, Class G, 7.00%, 05/15/14	51
238	Series 2306, Class K, PO, 05/15/24	198
561	Series 2306, Class SE, IF, IO, 5.99%, 05/15/24	79
848	Series 2313, Class LA, 6.50%, 05/15/31	875
572	Series 2323, Class VO, 6.00%, 10/15/22	574
1,815	Series 2325, Class PM, 7.00%, 06/15/31	1,918
826	Series 2335, Class VH, 7.00%, 05/15/14	827
4,667	Series 2344, Class QG, 6.00%, 08/15/16	4,753
9,755	Series 2344, Class ZD, 6.50%, 08/15/31	10,039
843	Series 2344, Class ZJ, 6.50%, 08/15/31	869
961	Series 2345, Class NE, 6.50%, 08/15/31	987
1,076	Series 2345, Class PQ, 6.50%, 08/15/16	1,106
741	Series 2351, Class PZ, 6.50%, 08/15/31	763
1,686	Series 2353, Class TD, 6.00%, 09/15/16	1,725
1,471	Series 2355, Class BP, 6.00%, 09/15/16	1,499
639	Series 2359, Class PM, 6.00%, 09/15/16	650
1,222	Series 2359, Class ZB, 8.50%, 06/15/31	1,387
2,710	Series 2360, Class PG, 6.00%, 09/15/16	2,758
1,458	Series 2362, Class PD, 6.50%, 06/15/20	1,466
297	Series 2362, Class PJ, 6.50%, 10/15/28	297
637	Series 2363, Class PF, 6.00%, 09/15/16	648
1,168	Series 2366, Class MD, 6.00%, 10/15/16	1,190
1,561	Series 2367, Class ME, 6.50%, 10/15/31	1,622
976	Series 2371, Class VB, 6.00%, 08/15/15	976
80	Series 2374, Class PV, 5.50%, 12/15/14	80
49	Series 2382, Class TL, IO, 6.50%, 02/15/31	1
121	Series 2391, Class QE, 5.50%, 05/15/15	121
4,538	Series 2391, Class QR, 5.50%, 12/15/16	4,575
764	Series 2391, Class VQ, 6.00%, 10/15/12	779
1,884	Series 2392, Class PV, 6.00%, 12/15/20	1,893
1,578	Series 2394, Class MC, 6.00%, 12/15/16	1,608
1,884	Series 2399, Class OH, 6.50%, 01/15/32	1,946
3,014	Series 2399, Class TH, 6.50%, 01/15/32	3,113
3,013	Series 2410, Class NG, 6.50%, 02/15/32	3,131
903	Series 2410, Class OE, 6.38%, 02/15/32	925
2,312	Series 2410, Class QS, IF, 5.67%, 02/15/32	2,373
792	Series 2410, Class QX, IF, IO, 3.33%, 02/15/32	78
384	Series 2412, Class SE, IF, 5.02%, 02/15/09	383
1,366	Series 2412, Class SP, IF, 5.46%, 02/15/32	1,396
3,545	Series 2420, Class XK, 6.50%, 02/15/32	3,668
1,693	Series 2423, Class MC, 7.00%, 03/15/32	1,760
1,728	Series 2423, Class MT, 7.00%, 03/15/32	1,796
1,367	Series 2425, Class OB, 6.00%, 03/15/17	1,394
2,260	Series 2430, Class WF, 6.50%, 03/15/32	2,358
2,449	Series 2434, Class TC, 7.00%, 04/15/32	2,550
565	Series 2435, Class CJ, 6.50%, 04/15/32	595
1,884	Series 2435, Class VH, 6.00%, 07/15/19	1,927
2,187	Series 2436, Class MC, 7.00%, 04/15/32	2,278
1,526	Series 2444, Class ES, IF, IO, 2.63%, 03/15/32	123
904	Series 2450, Class GZ, 7.00%, 05/15/32	935
1,221	Series 2450, Class SW, IF, IO, 2.68%, 03/15/32	98
718	Series 2454, Class BG, 6.50%, 08/15/31	724
3,791	Series 2455, Class GK, 6.50%, 05/15/32	3,945
942	Series 2458, Class QE, 5.50%, 06/15/17	951
2,454	Series 2460, Class VZ, 6.00%, 11/15/29	2,489
2,389	Series 2462, Class JG, 6.50%, 06/15/32	2,479
1,921	Series 2466, Class PG, 6.50%, 04/15/32	1,990
942	Series 2466, Class PH, 6.50%, 06/15/32	995
1,884	Series 2474, Class NR, 6.50%, 07/15/32	1,961
662	Series 2480, Class PV, 6.00%, 07/15/11	674
1,796	Series 2484, Class LZ, 6.50%, 07/15/32	1,889
1,452	Series 2498, Class UD, 5.50%, 06/15/16	1,452
754	Series 2500, Class GD, 5.50%, 12/15/15	753
2,260	Series 2500, Class MC, 6.00%, 09/15/32	2,302
969	Series 2500, Class TD, 5.50%, 02/15/16	968
428	Series 2503, Class BH, 5.50%, 09/15/17	432
1,130	Series 2512, Class PG, 5.50%, 10/15/22	1,131
1,265	Series 2513, Class TG, 6.00%, 02/15/32	1,282
2,264	Series 2513, Class YO, PO, 02/15/32	2,005
3,767	Series 2515, Class DE, 4.00%, 03/15/32	3,545
1,565	Series 2518, Class PX, 5.50%, 09/15/13	1,583
467	Series 2519, Class BT, 8.50%, 09/15/31	500
582	Series 2521, Class PU, 5.50%, 05/15/10	585
2,110	Series 2527, Class VU, 5.50%, 10/15/13	2,125
1,695	Series 2535, Class BK, 5.50%, 12/15/22	1,712
2,260	Series 2537, Class TE, 5.50%, 12/15/17	2,290
1,130	Series 2541, Class GX, 5.50%, 02/15/17	1,135
1,884	Series 2543, Class YX, 6.00%, 12/15/32	1,932
2,449	Series 2544, Class HC, 6.00%, 12/15/32	2,501
2,532	Series 2552, Class ME, 6.00%, 01/15/33	2,591
1,826	Series 2565, Class MB, 6.00%, 05/15/30	1,847
1,281	Series 2567, Class QD, 6.00%, 02/15/33	1,316

JPMorgan Core Bond Trust Fund

JPMorgan Core Bond Trust

Schedule of Portfolio Investments
As of November, 30 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

566	Series 2571, Class SK, IF, 11.56%, 09/15/23	676
3,767	Series 2575, Class ME, 6.00%, 02/15/33	3,855
2,231	Series 2586, Class WI, IO, 6.50%, 03/15/33	472
1,668	Series 2594, Class VA, 6.00%, 03/15/14	1,693
3,607	Series 2594, Class VP, 6.00%, 02/15/14	3,653
3,540	Series 2594, Class VQ, 6.00%, 08/15/20	3,597
1,380	Series 2596, Class QG, 6.00%, 03/15/33	1,417
6,180	Series 2597, Class DS, IF, IO, 2.23%, 02/15/33	425
8,298	Series 2599, Class DS, IF, IO, 1.68%, 02/15/33	447
10,138	Series 2610, Class DS, IF, IO, 1.78%, 03/15/33	623
10,447	Series 2611, Class SH, IF, IO, 2.33%, 10/15/21	697
1,130	Series 2611, Class UH, 4.50%, 05/15/18	1,080
1,507	Series 2617, Class GR, 4.50%, 05/15/18	1,444
373	Series 2619, Class HR, 3.50%, 11/15/31	350
1,573	Series 2619, Class IM, IO, 5.00%, 10/15/21	210
539	Series 2624, Class IU, IO, 5.00%, 06/15/33	141
9,246	Series 2626, Class NS, IF, IO, 1.23%, 06/15/23	543
856	Series 2628, Class WA, 4.00%, 07/15/28	817
10,128	Series 2630, Class KN, 2.50%, 04/15/13	9,884
2,260	Series 2631, Class LC, 4.50%, 06/15/18	2,168
581	Series 2633, Class EO, PO, 08/15/33	419
1,230	Series 2636, Class Z, 4.50%, 06/15/18	1,172
2,896	Series 2637, Class SA, IF, IO, 0.78%, 06/15/18	85
169	Series 2638, Class DS, IF, 3.28%, 07/15/23	148
3,881	Series 2638, Class SA, IF, IO, 1.78%, 11/15/16	176
829	Series 2640, Class UG, IO, 5.00%, 01/15/32	235
1,011	Series 2640, Class UR, IO, 4.50%, 08/15/17	90
879	Series 2643, Class HI, IO, 4.50%, 12/15/16	84
359	Series 2643, Class KG, 4.00%, 05/15/18	358
2,425	Series 2650, PO, 12/15/32	2,002
8,296	Series 2650, Class SO, PO, 12/15/32	6,850
2,188	Series 2651, Class VZ, 4.50%, 07/15/18	2,082
1,597	Series 2656, Class SH, IF, 5.64%, 02/15/25	1,549
3,037	Series 2668, Class SB, IF, 2.47%, 10/15/15	2,829
1,884	Series 2672, Class ME, 5.00%, 11/15/22	1,854
617	Series 2672, Class SJ, IF, 2.43%, 09/15/16	543
5,650	Series 2675, Class CK, 4.00%, 09/15/18	5,229
2,430	Series 2682, Class YS, IF, 1.02%, 10/15/33	1,726
386	Series 2683, Class VA, 5.50%, 02/15/21	389
16,500	Series 2684, PO, 01/15/33	10,770
3,014	Series 2684, Class TO, PO, 10/15/33	1,898
1,199	Series 2695, Class DG, 4.00%, 10/15/18	1,115
1,507	Series 2686, Class GB, 5.00%, 05/15/20	1,500
4,025	Series 2686, Class NS, IF, IO, 2.28%, 10/15/21	264
1,810	Series 2691, Class WS, IF, 1.02%, 10/15/33	1,333
1,712	Series 2695, Class DE, 4.00%, 01/15/17	1,636
625	Series 2696, Class CO, PO, 10/15/18	438
1,205	Series 2702, Class PC, 5.00%, 01/15/23	1,182
1,217	Series 2705, Class SC, IF, 1.02%, 11/15/33	907
2,298	Series 2705, Class SD, IF, 2.16%, 11/15/33	1,835
1,712	Series 2715, Class OG, 5.00%, 01/15/23	1,663
3,014	Series 2716, Class UN, 4.50%, 12/15/23	2,863
1,507	Series 2720, Class PC, 5.00%, 12/15/23	1,482
3,137	Series 2721, Class PI, IO, 5.00%, 05/15/16	164
269	Series 2727, PO, 01/15/34	154
7,722	Series 2727, Class BS, IF, 1.10%, 01/15/34	5,331
61	Series 2733, Class GF, FRN, 0.00%, 09/15/33	57
844	Series 2739, Class S, IF, 1.36%, 01/15/34	567
1,020	Series 2744, Class FE, FRN, 0.00%, 02/15/34	809
753	Series 2744, Class PC, 5.50%, 01/15/31	756
1,705	Series 2744, Class PE, 5.50%, 02/15/34	1,731
3,332	Series 2744, Class TU, 5.50%, 05/15/32	3,318
2,243	Series 2749, Class PK, IO, 5.00%, 09/15/22	88
789	Series 2753, Class S, IF, 1.36%, 02/15/34	578
5,685	Series 2755, Class PA, PO, 02/15/29	4,923
3,200	Series 2755, Class SA, IF, 3.56%, 05/15/30	3,093
858	Series 2766, Class SX, IF, 0.45%, 03/15/34	671
705	Series 2769, PO, 03/15/34	473
455	Series 2771, Class FG, FRN, 0.00%, 03/15/34	350
2,180	Series 2776, Class SK, IF, 1.10%, 04/15/34	1,654
1,506	Series 2777, Class OM, PO, 12/15/32	1,013
756	Series 2778, Class BS, IF, 2.45%, 04/15/34	667
854	Series 2780, Class JG, 4.50%, 04/15/19	813
1,284	Series 2783, Class AT, 4.00%, 04/15/19	1,169
1,712	Series 2809, Class UB, 4.00%, 09/15/17	1,629
5,515	Series 2809, Class UC, 4.00%, 06/15/19	5,064
258	Series 2827, Class SQ, IF, 7.50%, 01/15/19	267
123	Series 2841, Class GO, PO, 08/15/34	107
1,134	Series 2846, PO, 08/15/34	840
650	Series 2849, PO, 08/15/34	511
335	Series 2888, Class SL, IF, 1.76%, 11/15/34	312
400	Series 2949, Class GU, IF, 0.00%, 03/15/35	328
514	Series 2958, Class KB, 5.50%, 04/15/35	514
856	Series 2958, Class QD, 4.50%, 04/15/20	825
3,425	Series 2965, Class GD, 4.50%, 04/15/20	3,286
8,562	Series 2971, Class GB, 5.00%, 11/15/16	8,563
856	Series 2971, Class GC, 5.00%, 07/15/18	853
942	Series 2975, Class KO, PO, 05/15/35	730
1,401	Series 2989, PO, 06/15/23	1,113
4,281	Series 3004, Class EK, 5.50%, 07/15/35	4,177

JPMorgan Core Bond Trust Fund

JPMorgan Core Bond Trust

Schedule of Portfolio Investments
As of November, 30 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

3,087	Series 3068, Class QB, 4.50%, 06/15/20	2,980
2,141	Series 3074, Class BH, 5.00%, 11/15/35	2,083
6,422	Series 3047, Class OB, 5.50%, 12/15/33	6,514
944	Series 3047, Class OD, 5.50%, 10/15/35	952
3,095	Series 3064, Class MC, 5.50%, 11/15/35	3,083
2,141	Series 3064, Class OB, 5.50%, 07/15/29	2,160
1,173	Series 3101, Class EA, 6.00%, 06/15/20	1,175
4,787	Series 3117, Class EO, PO, 02/15/36	3,710
3,050	Series 3117, Class OK, PO, 02/15/36	2,372
2,879	Series 3118, Class DM, 5.00%, 02/15/24	2,825
2,000	Series 3151, Class UC, 5.50%, 08/15/35	2,003
829	Series 3164, Class CF, FRN, 0.00%, 04/15/33	739
1,196	Series 3178, Class ZB, 5.00%, 06/15/36	1,194
2,093	Series 3189, Class SN, IF, 0.79%, 11/15/35	2,010
782	Series 3122, Class ZB, 6.00%, 03/15/36	778
3,993	Series 3134, PO, 03/15/36	3,156
4,895	Series 3138, PO, 04/15/36	3,740
3,440	Series 3150, PO, 05/15/36	2,640
2,942	Series 3158, Class LX, FRN, 0.00%, 05/15/36	2,627
5,500	Series 3179, Class OA, PO, 07/15/36	4,154
2,687	Series 3211, Class SO, PO, 09/15/36	2,077
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
1,352	Series T-41, Class 3A, 7.50%, 07/25/32	1,407
844	Series T-51, Class 2A, VAR, 7.50%, 08/25/42	879
4,058	Series T-54, Class 2A, 6.50%, 02/25/43	4,109
1,390	Series T-54, Class 3A, 7.00%, 02/25/43	1,437
590	Series T-58, Class A, PO, 09/25/43	503
	Federal Home Loan Mortgage Corp.- Government National Mortgage Association,
834	Series 8, Class ZA, 7.00%, 03/25/23	852
1,216	Series 55, Class GL, IF, IO, 0.60%, 04/25/24	7
	Federal National Mortgage Association,
20	Series 23, Class 2, IO, 10.00%, 09/01/17	4
2	Series 50, Class 2, IO, 10.50%, 03/01/19	- (h)
64	Series 218, Class 2, IO, 7.50%, 04/01/23	14
51	Series 265, Class 2, 9.00%, 03/01/24	55
1,418	Series 329, Class 1, PO, 12/01/32	1,112
1,610	Series 340, Class 1, PO, 09/01/33	1,210
25	Series 1988-7, Class Z, 9.25%, 04/25/18	27
62	Series 1989-70, Class G, 8.00%, 10/25/19	66
21	Series 1989-78, Class H, 9.40%, 11/25/19	23
41	Series 1989-83, Class H, 8.50%, 11/25/19	44
42	Series 1989-89, Class H, 9.00%, 11/25/19	46
37	Series 1990-1, Class D, 8.80%, 01/25/20	40
7	Series 1990-60, Class K, 5.50%, 06/25/20	7
13	Series 1990-63, Class H, 9.50%, 06/25/20	14
14	Series 1990-93, Class G, 5.50%, 08/25/20	14
- (h)	Series 1990-94, Class H, HB, 505.00%, 08/25/20	5
- (h)	Series 1990-95, Class J, IO, HB, 1,118.04%, 08/25/20	7
57	Series 1990-102, Class J, 6.50%, 08/25/20	59
101	Series 1990-120, Class H, 9.00%, 10/25/20	110
9	Series 1990-134, Class SC, IF, 13.58%, 11/25/20	10
1	Series 1990-140, Class K, IO, HB, 652.15%, 12/25/20	9
- (h)	Series 1991-7, Class K, IO, HB, 908.50%, 02/25/21	2
42	Series 1991-24, Class Z, 5.00%, 03/25/21	41
44	Series 1992-38, Class Z, 7.50%, 02/25/22	44
8	Series 1992-101, Class J, 7.50%, 06/25/22	8
230	Series 1992-136, Class PK, 6.00%, 08/25/22	234
151	Series 1992-143, Class MA, 5.50%, 09/25/22	153
18	Series 1992-152, Class N, IO 8.00%, 08/25/07	- (h)
156	Series 1992-156, Class K, 7.50%, 09/25/07	156
385	Series 1992-163, Class M, 7.75%, 09/25/22	409
685	Series 1992-188, Class PZ, 7.50%, 10/25/22	724
51	Series 1993-8, Class H, 7.00%, 01/25/08	51
302	Series 1993-21, Class KA, 7.70%, 03/25/23	320
430	Series 1993-25, Class J, 7.50%, 03/25/23	456
119	Series 1993-27, Class SA, IF, 15.50%, 02/25/23	150
177	Series 1993-55, Class K, 6.50%, 05/25/08	178
72	Series 1993-59, Class FA, FRN, 6.09%, 05/25/08	73
184	Series 1993-62, Class SA, IF, 10.31%, 04/25/23	209
22	Series 1993-72, Class F, FRN, 5.25%, 05/25/08	22
13	Series 1993-107, Class F, FRN, 5.20%, 06/25/08	13
171	Series 1993-164, Class SC, IF, 9.11%, 09/25/08	177
90	Series 1993-165, Class SD, IF, 5.63%, 09/25/23	91
195	Series 1993-165, Class SK, IF, 12.50%, 09/25/23	235
459	Series 1993-167, Class GA, 7.00%, 09/25/23	470
50	Series 1993-175, Class SA, IF, 12.18%, 09/25/08	53
134	Series 1993-179, Class SB, IF, 10.74%, 10/25/23	155
89	Series 1993-179, Class SC, IF, 10.50%, 10/25/23	101
47	Series 1993-186, Class SA, IF, 9.25%, 09/25/08	48
151	Series 1993-190, Class S, IF, 6.73%, 10/25/08	153
50	Series 1993-196, Class FA, FRN, 5.25%, 10/25/08	50
28	Series 1993-196, Class SB, IF, 9.25%, 10/25/08	29
66	Series 1993-197, Class SB, IF, 6.37%, 10/25/08	67
511	Series 1993-199, Class FA, FRN, 5.89%, 10/25/23	517
254	Series 1993-205, Class H, PO, 09/25/23	213
487	Series 1993-220, Class SG, IF, 5.31%, 11/25/13	508
201	Series 1993-221, Class FH, FRN, 6.44%, 12/25/08	202
97	Series 1993-221, Class SE, IF, 9.50%, 12/25/08	101
250	Series 1993-225, Class UB, 6.50%, 12/25/23	260
88	Series 1993-230, Class FA, FRN, 5.94%, 12/25/23	90

JPMorgan Core Bond Trust Fund

JPMorgan Core Bond Trust

Schedule of Portfolio Investments
As of November, 30 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

186	Series 1993-233, Class SB, IF, 7.76%, 12/25/08	190
393	Series 1993-247, Class FE, FRN, 6.34%, 12/25/23	400
182	Series 1993-247, Class SU, IF, 8.60%, 12/25/23	204
776	Series 1993-250, Class Z, 7.00%, 12/25/23	801
2,744	Series 1993-257, Class C, PO, 06/25/23	2,400
52	Series 1994-12, Class FC, FRN, 5.40%, 01/25/09	52
20	Series 1994-13, Class SK, IF, 8.97%, 02/25/09	20
5	Series 1994-33, Class F, FRN, 5.74%, 03/25/09	5
102	Series 1994-33, Class FA, FRN, 5.35%, 03/25/09	102
595	Series 1994-34, Class DZ, 6.00%, 03/25/09	597
1,514	Series 1994-37, Class L, 6.50%, 03/25/24	1,564
5,994	Series 1994-40, Class Z, 6.50%, 03/25/24	6,242
138	Series 1994-55, Class G, 6.75%, 12/25/23	138
186	Series 1995-2, Class Z, 8.50%, 03/25/25	197
251	Series 1995-19, Class Z, 6.50%, 11/25/23	273
1,607	Series 1996-14, Class SE, IF, IO, 6.17%, 08/25/23	270
69	Series 1996-20, Class L, PO, 09/25/08	66
123	Series 1996-24, Class B, PO, 10/25/08	121
119	Series 1996-24, Class E, PO, 03/25/09	113
61	Series 1996-27, Class FC, FRN, 5.84%, 03/25/17	61
232	Series 1996-32, Class PH, 7.00%, 01/25/26	233
295	Series 1996-39, Class J, PO, 09/25/08	283
137	Series 1996-59, Class J, 6.50%, 08/25/22	142
1,827	Series 1997-20, IF, IO, 1.84%, 03/25/27	104
99	Series 1997-27, Class J, 7.50%, 04/18/27	105
160	Series 1997-29, Class J, 7.50%, 04/20/27	168
971	Series 1997-39, Class PD, 7.50%, 05/20/27	1,015
755	Series 1997-42, Class EN, 7.25%, 07/18/27	774
162	Series 1997-42, Class ZC, 6.50%, 07/18/27	167
107	Series 1997-51, Class PM, IO, 7.00%, 05/18/12	6
2,361	Series 1997-61, Class ZC, 7.00%, 02/25/23	2,473
449	Series 1997-81, Class PI, IO, 7.00%, 12/18/27	92
73	Series 1998-4, Class C, PO, 04/25/23	61
168	Series 1998-27, Class B, PO, 12/25/08	160
1,719	Series 1998-36, Class ZB, 6.00%, 07/18/28	1,747
578	Series 1998-43, Class SA, IF, IO, 11.64%, 04/25/23	184
783	Series 1998-66, Class SB, IF, IO, 2.83%, 12/25/28	71
432	Series 1999-17, Class C, 6.35%, 04/25/29	445
1,275	Series 1999-18, Class Z, 5.50%, 04/18/29	1,273
1,053	Series 1999-38, Class SK, IF, IO, 2.73%, 08/25/23	84
248	Series 1999-52, Class NS, IF, 8.48%, 10/25/23	286
603	Series 1999-62, Class PB, 7.50%, 12/18/29	636
1,967	Series 2000-2, Class ZE, 7.50%, 02/25/30	2,078
840	Series 2000-20, Class SA, IF, IO, 3.78%, 07/25/30	92
154	Series 2000-52, IO, 8.50%, 01/25/31	39
925	Series 2001-4, Class PC, 7.00%, 03/25/21	965
960	Series 2001-5, Class OW, 6.00%, 03/25/16	975
711	Series 2001-7, Class PF, 7.00%, 03/25/31	743
1,894	Series 2001-7, Class PR, 6.00%, 03/25/16	1,968
2,221	Series 2001-10, Class PR, 6.00%, 04/25/16	2,299
206	Series 2001-28, Class VB, 6.00%, 02/25/20	206
1,545	Series 2001-30, Class PM, 7.00%, 07/25/31	1,618
897	Series 2001-31, Class VD, 6.00%, 05/25/31	913
2,800	Series 2001-33, Class ID, IO, 6.00%, 07/25/31	559
1,689	Series 2001-36, Class DE, 7.00%, 08/25/31	1,745
3,402	Series 2001-44, Class MY, 7.00%, 09/25/31	3,613
634	Series 2001-44, Class PD, 7.00%, 09/25/31	661
749	Series 2001-44, Class PU, 7.00%, 09/25/31	780
3,203	Series 2001-48, Class Z, 6.50%, 09/25/21	3,355
675	Series 2001-49, Class DQ, 6.00%, 11/25/15	678
632	Series 2001-49, Class Z, 6.50%, 09/25/31	654
587	Series 2001-50, Class VB, 6.50%, 12/25/16	587
482	Series 2001-52, Class KB, 6.50%, 10/25/31	498
482	Series 2001-52, Class XM, 6.50%, 11/25/10	489
1,919	Series 2001-52, Class XN, 6.50%, 11/25/15	1,982
1,884	Series 2001-61, Class VB, 7.00%, 12/25/16	1,915
753	Series 2001-61, Class VQ, 6.50%, 08/25/15	755
3,070	Series 2001-61, Class Z, 7.00%, 11/25/31	3,238
250	Series 2001-71, Class JW, 6.00%, 08/25/21	251
959	Series 2001-71, Class MB, 6.00%, 12/25/16	977
2,227	Series 2001-71, Class QE, 6.00%, 12/25/16	2,267
465	Series 2001-72, Class SX, IF, 5.08%, 12/25/31	466
2,260	Series 2001-74, Class MB, 6.00%, 12/25/16	2,328
334	Series 2001-78, Class VB, 6.00%, 12/25/15	333
2,252	Series 2001-80, Class PE, 6.00%, 07/25/29	2,282
635	Series 2002-1, Class HC, 6.50%, 02/25/22	654
633	Series 2002-1, Class SA, IF, 7.90%, 02/25/32	703
393	Series 2002-1, Class UD, IF, 5.80%, 12/25/23	413
2,543	Series 2002-2, Class UC, 6.00%, 02/25/17	2,571
6,969	Series 2002-3, Class OG, 6.00%, 02/25/17	7,110
1,724	Series 2002-4, Class VC, 6.50%, 03/25/24	1,727
1,507	Series 2002-7, Class O, 6.00%, 03/25/17	1,536
95	Series 2002-7, Class QM, 6.00%, 02/25/20	94
3,909	Series 2002-7, Class TG, 6.00%, 03/25/17	4,002
601	Series 2002-8, Class SR, IF, 5.02%, 03/25/09	595
363	Series 2002-9, Class VE, 6.50%, 12/25/12	364
866	Series 2002-11, Class QG, 5.50%, 03/25/17	877
4,750	Series 2002-13, Class SJ, IF, IO, 1.60%, 03/25/32	240
85	Series 2002-13, Class ST, IF, 10.00%, 03/25/32	97
6,729	Series 2002-18, Class PC, 5.50%, 04/25/17	6,823

JPMorgan Core Bond Trust Fund

JPMorgan Core Bond Trust

Schedule of Portfolio Investments
As of November, 30 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

1,605	Series 2002-19, Class PE, 6.00%, 04/25/17	1,633
253	Series 2002-21, Class LO, PO, 04/25/32	210
2,139	Series 2002-21, Class PE, 6.50%, 04/25/32	2,207
1,130	Series 2002-24, Class AJ, 6.00%, 04/25/17	1,162
5,043	Series 2002-28, Class PK, 6.50%, 05/25/32	5,211
87	Series 2002-36, Class HZ, 7.00%, 12/25/29	87
1,485	Series 2002-37, Class Z, 6.50%, 06/25/32	1,525
753	Series 2002-42, Class C, 6.00%, 07/25/17	779
3,767	Series 2002-48, Class GH, 6.50%, 08/25/32	3,937
678	Series 2002-55, Class QE, 5.50%, 09/25/17	682
11,300	Series 2002-56, Class UC, 5.50%, 09/25/17	11,406
1,759	Series 2002-59, Class VB, 6.50%, 04/25/32	1,761
1,730	Series 2002-61, Class PE, 5.50%, 05/25/16	1,728
1,071	Series 2002-62, Class ZE, 5.50%, 11/25/17	1,088
489	Series 2002-73, Class S, IF, 2.95%, 11/25/09	479
3,014	Series 2002-74, Class LD, 5.00%, 01/25/16	2,993
4,229	Series 2002-74, Class PD, 5.00%, 11/25/15	4,199
2,163	Series 2002-74, Class VA, 6.00%, 11/25/31	2,159
4,708	Series 2002-74, Class VB, 6.00%, 11/25/31	4,754
1,936	Series 2002-77, Class S, IF, 4.73%, 12/25/32	1,913
3,147	Series 2002-83, Class CS, 6.88%, 08/25/23	3,281
497	Series 2002-91, Class UH, IO, 5.50%, 06/25/22	73
670	Series 2002-93, Class PD, 3.50%, 02/25/29	650
3,107	Series 2002-94, Class BK, 5.50%, 01/25/18	3,151
1,566	Series 2003-8, Class SB, IF, IO, 2.33%, 03/25/16	60
1,012	Series 2003-16, Class PI, IO, 5.00%, 11/25/12	20
2,524	Series 2003-22, Class UD, 4.00%, 04/25/33	2,118
640	Series 2003-27, Class DW, 4.50%, 04/25/17	619
1,758	Series 2003-34, Class AX, 6.00%, 05/25/33	1,793
1,516	Series 2003-34, Class ED, 6.00%, 05/25/33	1,577
325	Series 2003-35, Class UC, 3.75%, 05/25/33	308
941	Series 2003-39, IO, VAR, 6.00%, 05/25/33	199
1,319	Series 2003-39, Class LW, 5.50%, 05/25/23	1,304
1,884	Series 2003-41, Class PE, 5.50%, 05/25/23	1,922
735	Series 2003-42, Class GB, 4.00%, 05/25/33	655
753	Series 2003-47, Class PE, 5.75%, 06/25/33	764
2,965	Series 2003-52, Class PA, 6.50%, 06/25/35	3,080
1,237	Series 2003-52, Class SX, IF, 6.99%, 10/25/31	1,307
784	Series 2003-64, Class SX, IF, 0.38%, 07/25/33	567
1,055	Series 2003-65, Class CI, IO, 4.50%, 03/25/15	119
484	Series 2003-67, Class VQ, 7.00%, 01/25/19	505
497	Series 2003-68, Class QP, 3.00%, 07/25/22	462
1,763	Series 2003-71, Class DS, IF, 0.33%, 08/25/33	1,262
4,810	Series 2003-73, Class GA, 3.50%, 05/25/31	4,527
492	Series 2003-74, Class SH, IF, 0.59%, 08/25/33	359
1,663	Series 2003-76, Class GQ, 4.50%, 08/25/18	1,591
12,361	Series 2003-80, Class SY, IF, IO, 2.33%, 06/25/23	1,056
1,235	Series 2003-81, Class LC, 4.50%, 09/25/18	1,187
4,897	Series 2003-83, Class PG, 5.00%, 06/25/23	4,811
2,936	Series 2003-86, Class KR, 4.50%, 09/25/16	2,875
1,424	Series 2003-91, Class SD, IF, 3.63%, 09/25/33	1,304
515	Series 2003-92, Class SH, IF, 2.67%, 09/25/18	469
2,260	Series 2003-106, Class US, IF, 1.10%, 11/25/23	1,662
302	Series 2003-106, Class WS, IF, 2.74%, 02/25/23	265
1,284	Series 2003-113, Class PC, 4.00%, 03/25/15	1,253
7,985	Series 2003-116, Class SB, IF, IO, 2.28%, 11/25/33	574
5,137	Series 2003-117, Class JB, 3.50%, 06/25/33	4,608
1,507	Series 2003-122, Class TE, 5.00%, 12/25/22	1,475
1,130	Series 2003-128, Class KE, 4.50%, 01/25/14	1,112
856	Series 2003-128, Class NG, 4.00%, 01/25/19	785
1,435	Series 2003-130, Class SX, IF, 3.54%, 01/25/34	1,394
1,165	Series 2003-132, Class OA, PO, 08/25/33	910
5,847	Series 2004-4, Class QI, IF, IO, 1.78%, 06/25/33	366
553	Series 2004-4, Class QM, IF, 3.56%, 06/25/33	533
3,285	Series 2004-10, Class SC, IF, 7.32%, 02/25/34	3,592
1,988	Series 2004-14, Class SD, IF, 1.10%, 03/25/34	1,457
1,655	Series 2004-21, Class CO, PO, 04/25/34	1,124
676	Series 2004-22, Class A, 4.00%, 04/25/19	640
1,130	Series 2004-25, Class PC, 5.50%, 01/25/34	1,136
6,307	Series 2004-25, Class SA, IF, 4.90%, 04/25/34	6,386
7,658	Series 2004-27, Class HB, 4.00%, 05/25/19	6,962
753	Series 2004-36, Class PC, 5.50%, 02/25/34	754
4,632	Series 2004-36, Class SA, IF, 4.90%, 05/25/34	4,679
2,053	Series 2004-36, Class SN, IF, 3.56%, 07/25/33	1,958
4,281	Series 2004-37, Class AG, 4.50%, 11/25/32	4,059
2,439	Series 2004-46, Class QB, IF, 2.72%, 05/25/34	2,305
2,117	Series 2004-51, Class SY, IF, 3.60%, 07/25/34	2,038
942	Series 2004-53, Class NC, 5.50%, 07/25/24	951
238	Series 2004-61, Class SK, IF, 8.50%, 11/25/32	261
2,457	Series 2004-70, Class JA, 4.50%, 10/25/19	2,370
753	Series 2004-76, Class CL, 4.00%, 10/25/19	696
377	Series 2004-81, Class AC, 4.00%, 11/25/19	348
1,319	Series 2004-92, Class JO, PO, 12/25/34	1,126
1,627	Series 2005-28, Class JA, 5.00%, 04/25/35	1,575
1,113	Series 2005-47, Class AN, 5.00%, 12/25/16	1,108
1,550	Series 2005-59, Class PC, 5.50%, 03/25/31	1,551
1,284	Series 2005-68, Class BC, 5.25%, 06/25/35	1,259
4,709	Series 2005-68, Class PG, 5.50%, 08/25/35	4,750
1,927	Series 2005-68, Class UC, 5.00%, 06/25/35	1,864
25,687	Series 2005-84, Class XM, 5.75%, 10/25/35	26,187

JPMorgan Core Bond Trust Fund

JPMorgan Core Bond Trust

Schedule of Portfolio Investments
As of November, 30 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

3,425	Series 2005-109, Class PC, 6.00%, 12/25/35	3,538
21,406	Series 2005-110, Class GJ, 5.50%, 11/25/30	21,526
14,556	Series 2005-110, Class GK, 5.50%, 08/25/34	14,513
4,281	Series 2005-110, Class GL, 5.50%, 12/25/35	4,261
2,997	Series 2005-110, Class MN, 5.50%, 06/25/35	3,016
3,500	Series 2005-116, Class PB, 6.00%, 04/25/34	3,588
2,036	Series 2006-22, Class AO, PO, 04/25/36	1,534
367	Series 2006-31, Class JZ, 5.50%, 05/25/36	366
3,099	Series 2006-39, Class WC, 5.50%, 01/25/36	3,102
5,658	Series 2006-44, Class GO, PO, 06/25/36	4,585
15,153	Series 2006-44, Class P, PO, 12/25/33	11,506
2,000	Series 2006-46, Class UC, 5.50%, 12/25/35	1,998
967	Series 2006-53, Class JO, PO, 06/25/36	698
2,600	Series 2006-56, PO, 07/25/36	1,955
2,501	Series 2006-58, PO, 07/25/36	1,938
5,921	Series 2006-58, Class AP, PO, 07/25/36	4,730
6,193	Series 2006-59, Class Q0, PO, 01/25/33	4,918
2,055	Series 2006-60, Class DZ, 6.50%, 07/25/36	2,305
6,000	Series 2006-77, Class PC, 6.50%, 08/25/36	6,370
9,928	Series 2006-110, PO, 11/25/36	7,327
2	Series G-17, Class S, FRN, HB, 531.97%, 06/25/21	33
124	Series G-28, Class S, IF, 9.76%, 09/25/21	140
96	Series G-35, Class M, 8.75%, 10/25/21	104
42	Series G-51, Class SA, IF, 16.66%, 12/25/21	57
184	Series G92-15, Class Z, 7.00%, 01/25/22	187
- (h)	Series G92-27, Class SQ, IF, HB, 5,279.79%, 05/25/22	5
519	Series G92-35, Class E, 7.50%, 07/25/22	546
- (h)	Series G92-35, Class G, HB, 1,184.78%, 07/25/22	15
62	Series G92-42, Class Z, 7.00%, 07/25/22	65
2,731	Series G92-44, Class ZQ, 8.00%, 07/25/22	2,903
75	Series G92-52, Class FD, FRN, 5.36%, 09/25/22	75
673	Series G92-54, Class ZQ, 7.50%, 09/25/22	712
84	Series G92-59, Class F, FRN, 5.05%, 10/25/22	84
160	Series G92-61, Class Z, 7.00%, 10/25/22	165
131	Series G92-62, Class B, PO, 10/25/22	107
568	Series G93-1, Class KA, 7.90%, 01/25/23	607
124	Series G93-5, Class Z, 6.50%, 02/25/23	127
169	Series G93-14, Class J, 6.50%, 03/25/23	173
376	Series G93-17, Class SI, IF, 6.00%, 04/25/23	369
385	Series G93-27, Class FD, FRN, 6.22%, 08/25/23	397
87	Series G93-37, Class H, PO, 09/25/23	74
116	Series G95-1, Class C, 8.80%, 01/25/25	127
1	Series K, Class 2, HB, 256.00%, 11/01/08	3
	Federal National Mortgage Association Whole Loan,
657	Series 2002-W5, Class A7, IF, IO, 6.25%, 08/25/30	658
672	Series 2002-W5, Class A10, IF, IO 2.78%, 11/25/30	34
2,445	Series 2003-W1, Class 1A1, 6.50%, 12/25/42	2,500
796	Series 2003-W1, Class 2A, 7.50%, 12/25/42	831
415	Series 2003-W4, Class 2A, 6.50%, 10/25/42	425
450	Series 2003-W8, Class 1A3, 4.75%, 12/25/42	447
3,036	Series 2004-W2, Class 2A2, 7.00%, 02/25/44	3,157
	Government National Mortgage Association,
1,874	Series 1994-3, Class PQ, 7.49%, 07/16/24	1,961
1,154	Series 1994-4, Class KQ, 7.99%, 07/16/24	1,211
4,520	Series 1994-7, Class PQ, 6.50%, 10/16/24	4,735
910	Series 1996-16, Class E, 7.50%, 08/16/26	944
1,457	Series 1997-8, Class PN, 7.50%, 05/16/27	1,520
341	Series 1997-11, Class D, 7.50%, 07/20/27	352
727	Series 1998-26, Class K, 7.50%, 09/17/25	763
4,161	Series 1999-4, Class ZB, 6.00%, 02/20/29	4,235
3,695	Series 1999-10, Class ZC, 6.50%, 04/20/29	3,794
582	Series 1999-15, Class E, 6.50%, 01/16/29	589
756	Series 1999-30, Class S, IF, IO 3.28%, 08/16/29	52
39	Series 1999-33, Class SM, IF, 9.20%, 09/16/29	42
770	Series 1999-40, Class ZW, 7.50%, 11/20/29	809
1,142	Series 1999-41, Class Z, 8.00%, 11/16/29	1,198
355	Series 1999-44, Class PC, 7.50%, 12/20/29	372
3,654	Series 1999-44, Class ZC, 8.50%, 12/16/29	4,152
1,132	Series 1999-44, Class ZG, 8.00%, 12/20/29	1,184
887	Series 2000-6, Class Z, 7.50%, 02/20/30	929
141	Series 2000-9, Class PB, 7.50%, 06/16/26	141
447	Series 2000-9, Class Z, 8.00%, 06/20/30	474
4,003	Series 2000-9, Class ZJ, 8.50%, 02/16/30	4,353
787	Series 2000-12, Class ST, IF, 12.90%, 02/16/30	927
1,007	Series 2000-14, Class PD, 7.00%, 02/16/30	1,046
285	Series 2000-16, Class ZN, 7.50%, 02/16/30	299
5,480	Series 2000-21, Class Z, 9.00%, 03/16/30	6,044
597	Series 2000-26, Class TZ, 8.50%, 09/20/30	681
324	Series 2000-26, Class Z, 7.75%, 09/20/30	328
62	Series 2000-30, Class ST, IF, 11.05%, 12/16/22	71
968	Series 2000-31, Class Z, 9.00%, 10/20/30	1,035
259	Series 2000-34, Class SG, IF, IO, 3.21%, 10/20/30	15
525	Series 2000-35, Class ZA, 9.00%, 11/20/30	564
78	Series 2000-36, Class IK, IO, 9.00%, 11/16/30	17
390	Series 2000-37, Class B, 8.00%, 12/20/30	406
213	Series 2000-38, Class AH, 7.15%, 12/20/30	217
474	Series 2001-4, Class SJ, IF, IO, 2.83%, 01/19/30	2
643	Series 2001-6, Class SD, IF, IO, 3.23%, 03/16/31	63
1,030	Series 2001-7, Class PK, 6.50%, 03/20/31	1,061
2,777	Series 2001-8, Class Z, 6.50%, 03/20/31	2,862

JPMorgan Core Bond Trust Fund

JPMorgan Core Bond Trust

Schedule of Portfolio Investments
As of November, 30 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

48	Series 2001-32, Class WA, IF, 6.83%, 07/20/31	49
754	Series 2001-35, Class SA, IF, IO, 2.93%, 08/16/31	68
585	Series 2001-36, Class S, IF, IO, 2.73%, 08/16/31	51
524	Series 2001-60, Class VP, 6.50%, 07/20/17	526
1,884	Series 2001-64, Class MQ, 6.50%, 12/20/31	1,939
685	Series 2002-3, Class SP, IF, IO, 2.07%, 01/16/32	46
1,213	Series 2002-7, Class PG, 6.50%, 01/20/32	1,246
2,933	Series 2002-24, Class AG, IF, IO, 2.63%, 04/16/32	234
271	Series 2002-24, Class SB, IF, 3.95%, 04/16/32	255
6,985	Series 2002-31, Class SE, IF, IO, 2.18%, 04/16/30	471
76	Series 2002-36, Class VB, 6.50%, 07/20/19	76
1,959	Series 2002-40, Class UK, 6.50%, 06/20/32	2,044
112	Series 2002-41, Class SV, IF, 9.00%, 06/16/32	123
9,088	Series 2002-45, Class QE, 6.50%, 06/20/32	9,445
2,675	Series 2002-47, Class PG, 6.50%, 07/16/32	2,786
5,844	Series 2002-47, Class ZA, 6.50%, 07/20/32	6,022
165	Series 2002-51, Class SG, IF, 9.45%, 04/20/31	187
3,114	Series 2002-52, Class GH, 6.50%, 07/20/32	3,251
1,469	Series 2002-54, Class GB, 6.50%, 08/20/32	1,520
2,680	Series 2002-67, Class VA, 6.00%, 03/20/13	2,677
1,903	Series 2002-70, Class AV, 6.00%, 03/20/12	1,940
4,975	Series 2002-70, Class PS, IF, IO, 2.38%, 08/20/32	376
397	Series 2002-71, Class VJ, 6.00%, 12/20/14	397
949	Series 2002-75, Class PB, 6.00%, 11/20/32	982
932	Series 2002-79, Class KV, 6.00%, 11/20/13	949
948	Series 2002-80, Class EB, 7.00%, 01/20/32	974
262	Series 2002-88, Class LI, IO, 5.50%, 11/20/28	3
1,847	Series 2002-88, Class VA, 6.00%, 12/20/17	1,880
2,155	Series 2003-4, Class NI, IO, 5.50%, 01/20/32	303
1,074	Series 2003-4, Class NY, 5.50%, 12/20/13	1,087
3,485	Series 2003-11, Class SK, IF, IO, 2.38%, 02/16/33	257
1,648	Series 2003-12, Class SP, IF, IO, 2.38%, 02/20/33	124
366	Series 2003-24, PO, 03/16/33	301
1,319	Series 2003-40, Class TC, 7.50%, 03/20/33	1,443
1,319	Series 2003-40, Class TJ, 6.50%, 03/20/33	1,424
753	Series 2003-46, Class MG, 6.50%, 05/20/33	823
1,394	Series 2003-46, Class TC, 6.50%, 03/20/33	1,494
1,134	Series 2003-52, Class AP, PO, 06/16/33	899
2,150	Series 2003-58, Class BE, 6.50%, 01/20/33	2,295
4,196	Series 2003-76, Class LS, IF, IO, 1.88%, 09/20/31	238
446	Series 2003-90, PO,10/20/33	367
1,373	Series 2003-95, Class SC, IF, IO, 1.68%, 09/17/31	30
1,224	Series 2003-98, Class PC, 5.00%, 02/20/29	1,219
5,289	Series 2003-112, Class SA, IF, IO, 1.23%, 12/16/33	247
9,054	Series 2004-11, Class SW, IF, IO, 0.18%, 02/20/34	160
1,301	Series 2004-28, Class S, IF, 5.03%, 04/16/34	1,318
614	Series 2004-73, Class AE, IF, 3.88%, 08/17/34	599
2,274	Series 2006-28, Class GO, PO, 03/20/35	1,841
	Vendee Mortgage Trust,
1,094	Series 1994-1, Class 1, VAR, 5.63%, 02/15/24	1,113
58	Series 1994-1, Class 2J, 6.50%, 02/15/13	58
1,827	Series 1996-1, Class 1Z, 6.75%, 02/15/26	1,918
1,127	Series 1996-2, Class 1Z, 6.75%, 06/15/26	1,171
2,654	Series 1997-1, Class 2Z, 7.50%, 02/15/27	2,812
3,213	Series 1998-1, Class 2E, 7.00%, 09/15/27	3,322
2,618	Series 1999-1, Class 2Z, 6.50%, 01/15/29	2,730

		944,237

	Non-Agency CMO — 14.4%
7,278	American Home Mortgage Investment Trust, Series 2005-3, Class 2A4, FRN, 4.85%, 09/25/35	7,083
	Banc of America Alternative Loan Trust,
580	Series 2003-2, PO, 04/25/33	473
798	Series 2003-11, PO, 01/25/34	626
629	Series 2004-6, Class 15, PO, 07/25/34	499
2,141	Series 2005-5, Class 1CB1, 5.50%, 06/25/35	2,105
1,389	Series 2006-4, Class 1A4, 6.00%, 05/25/46	1,370
	Banc of America Funding Corp.,
1,959	Series 2003-3, Class 1A33, 5.50%, 10/25/33	1,921
1,319	Series 2004-1, PO, 03/25/34	1,026
3,840	Series 2004-2, Class 30, PO, 09/20/34	2,948
2,569	Series 2005-6, Class 2A7, 5.50%, 10/25/35	2,577
2,617	Series 2005-7, Class 30, PO, 11/25/35	1,984
1,639	Series 2005-8, Class 30, PO, 01/25/36	1,190
6,540	Series 2005-E, Class 4A1, FRN, 4.11%, 03/20/35	6,460
1,713	Series 2006-A, Class 3A2, VAR, 5.92%, 02/20/36	1,736
	Banc of America Mortgage Securities, Inc.,
542	Series 2003-7, Class A2, 4.75%, 09/25/18	531
832	Series 2003-8 Class A, PO, 11/25/33	622
13,932	Series 2004-3, Class 15, IO, VAR, 0.21%, 04/25/19	101
484	Series 2004-4, Class A, PO, 05/25/34	380
2,749	Series 2004-5, Class 2A2, 5.50%, 06/25/34	2,627
856	Series 2004-6, Class 2A5, PO, 07/25/34	438
1,887	Series 2004-6, Class A, PO, 07/25/34	1,368
399	Series 2004-8, Class 5, PO, 05/25/32	320
232	Series 2004-8, Class X, PO, 10/25/34	185
1,653	Series 2004-A, Class 2A2, FRN, 4.12%, 02/25/34	1,630
1,884	Series 2004-E, Class 2A5, FRN, 4.11%, 06/25/34	1,849
4,547	Series 2004-J, Class 3A1, FRN, 5.06%, 11/25/34	4,524
1,008	Series 2005-A, Class 2A1, FRN, 4.46%, 02/25/35	988
1,976	Series 2005-10, Class 1A6, 5.50%, 11/25/35	1,966

JPMorgan Core Bond Trust Fund

JPMorgan Core Bond Trust

Schedule of Portfolio Investments
As of November, 30 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Bear Stearns Adjustable Rate Mortgage Trust,
1,343	Series 2003-7, Class 3A, VAR, 4.95%, 10/25/33	1,340
2,753	Series 2004-1, Class 12A1, VAR, 3.64%, 04/25/34	2,705
10,817	Series 2006-1, Class 1A1, FRN, 4.63%, 02/25/36	10,634
753	Series B2004-4, Class A4, VAR, 3.52%, 06/25/34	738
	Citicorp Mortgage Securities, Inc.,
535	Series 1993-14, Class A3, FRN, 6.52%, 11/25/23	536
7,840	Series 2004-1, Class 3A1, 4.75%, 01/25/34	7,703
5,034	Series 2004-5, Class A5, 4.50%, 08/25/34	4,904
1,025	Series 2005-5. Class A, PO, 08/25/35	757
1,197	Series 2005-8, Class A, PO, 11/25/35	853
	Citigroup Mortgage Loan Trust, Inc.,
871	Series 2003-1, Class 2, PO, 10/25/33	646
482	Series 2003-1, Class 2A6, PO, 10/25/33	274
724	Series 2003-1, Class 3, PO, 10/25/33	536
969	Series 2003-UP3, Class A3, 7.00%, 09/25/33	984
1,126	Series 2003-UST1, Class 1, PO, 12/25/18	898
562	Series 2003-UST1, Class 3, PO, 12/25/18	455
3,577	Series 2003-UST1, Class A1, 5.50%, 12/25/18	3,568
2,109	Series 2005-E, Class A1, VAR, 4.72%, 04/25/35	2,121
	Countrywide Alternative Loan Trust,
2,211	Series 2002-8, Class A4, 6.50%, 07/25/32	2,198
681	Series 2002-17, Class A7, 2.50%, 01/25/33	658
8,764	Series 2004-2CB, Class 1A9, 5.75%, 03/25/34	8,718
2,580	Series 2005-5R, Class A1, 5.25%, 12/25/18	2,571
30,942	Series 2005-22T1, Class A2, IF, IO, 0.00%, 06/25/35	252
4,279	Series 2005-26CB, Class A10, IF, 3.41%, 07/25/35	4,156
6,850	Series 2005-28CB, Class 1A4, 5.50%, 08/25/35	6,712
5,994	Series 2005-54CB, Class 1A11, 5.50%, 11/25/35	5,965
1,809	Series 2005-64CB, Class 1A9, 5.50%, 12/25/35	1,773
25,522	Series 2005-J1, Class 1A4, IF, IO, 0.00%, 02/25/35	196
	Countrywide Home Loan Mortgage Pass-Through Trust,
5,580	Series 2003-26, Class 1A6, 3.50%, 08/25/33	4,992
337	Series 2003-34, Class A11, 5.25%, 09/25/33	335
753	Series 2003-44, Class A9, PO, 10/25/33	474
964	Series 2003-J2, Class A17, IF, IO, 2.08%, 04/25/33	36
4,149	Series 2003-J7, Class 4A3, IF, 2.93%, 08/25/18	3,867
2,019	Series 2004-7 Class 2A1, FRN, 4.06%, 06/25/34	1,987
863	Series 2004-HYB1, Class 2A, VAR, 4.25%, 05/20/34	857
1,076	Series 2004-HYB3, Class 2A, VAR, 4.07%, 06/20/34	1,059
3,184	Series 2004-J8, Class 1A2, 4.75%, 11/25/19	3,132
3,853	Series 2005-16, Class A23, 5.50%, 09/25/35	3,821
8,163	Series 2005-22, Class 2A1, FRN, 5.29%, 11/25/35	8,156
	Credit Suisse First Boston Mortgage Securities Corp.,
73	Series 1987, Class C, PO, 04/25/17	61
805	Series 2004-5, Class 5P, PO, 08/25/19	639
1,401	Series 2005-4, Class 3A18, 5.50%, 06/25/35	1,339
1,451	Series 2005-4, Class 3A22, 5.50%, 06/25/35	1,351
1,558	Series 2005-4, Class 3A23, 5.50%, 06/25/35	1,447
	First Horizon Alternative Mortgage Securities,
2,788	Series 2004-AA4, Class A1, FRN, 5.39%, 10/25/34	2,793
1,825	Series 2005-FA8, Class 1A19, 5.50%, 11/25/35	1,724
	First Horizon Asset Securities, Inc.,
1,969	Series 2003-3, Class 1A4, 3.90%, 05/25/33	1,882
2,380	Series 2003-9, Class 1A6, 5.50%, 11/25/33	2,220
4,975	Series 2004-AR1, Class 2A2, FRN, 5.02%, 04/25/35	4,931
5,584	Series 2004-AR7, Class 2A1, FRN, 4.92%, 02/25/35	5,567
	GMAC Mortgage Corp. Loan Trust,
4,389	Series 2005-AR3, Class 3A3, VAR, 4.86%, 06/19/35	4,361
5,565	Series 2005-AR3, Class 3A4, VAR, 4.86%, 06/19/35	5,673
	GSR Mortgage Loan Trust,
1,884	Series 2004-6F, Class 3A4, 6.50%, 05/25/34	1,955
2,921	Series 2004-10F, Class 1A1, 4.50%, 08/25/19	2,881
577	Series 2004-10F, Class 2A1, 5.00%, 08/25/19	574
412	Series 2004-13F, Class 3A3, 6.00%, 11/25/34	421
1,640	Series 2005-4F, Class AP, PO, 05/25/35	1,265
	MASTR Adjustable Rate Mortgages Trust,
1,515	Series 2004-4, Class 2A1, VAR, 3.40%, 05/25/34	1,507
4,646	Series 2004-13, Class 2A1, FRN, 3.82%, 04/21/34	4,549
10,275	Series 2004-13, Class 3A6, FRN, 3.79%, 11/21/34	9,983
2,800	Series 2004-13, Class 3A7, FRN, 3.79%, 11/21/34	2,725
	MASTR Alternative Loans Trust,
1,149	Series 2003-3, Class 1A1, 6.50%, 05/25/33	1,147
2,892	Series 2003-9, Class 8A1, 6.00%, 01/25/34	2,933
7,098	Series 2004-4, Class 10A1, 5.00%, 05/25/24	7,016
1,906	Series 2004-6, Class 7A1, 6.00%, 07/25/34	1,912
1,487	Series 2004-10, Class 1A1, 4.50%, 09/25/19	1,438
1,230	Series 2004-7, Class 30, PO, 07/25/34	940
987	Series 2004-7, Class 30, PO, 08/25/34	765
6,004	Series 2004-8, Class 6A1, 5.50%, 09/25/19	6,039
	MASTR Asset Securitization Trust,
1,056	Series 2003-4, Class 2A2, 5.00%, 05/25/18	1,050
1,531	Series 2003-4, Class 3A2, 5.00%, 05/25/18	1,519
891	Series 2003-12, Class 30, PO, 12/25/33	651
566	Series 2004-1, Class 30, PO, 02/25/34	440
565	Series 2004-6, Class 15, PO, 07/25/19	441
604	Series 2004-8, PO, 08/25/19	461
9,948	MASTR Resecuritization Trust, Series 2005-PO, Class 3, PO, 05/28/35 (e)	6,966

JPMorgan Core Bond Trust Fund

JPMorgan Core Bond Trust

Schedule of Portfolio Investments
As of November, 30 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

225	Merrill Lynch Trust, Series 47, Class Z, 8.99%, 10/20/20	240
2,150	Mortgage IT Trust, Series 2005-1, Class 1A1, FRN, 5.64%, 02/25/35	2,158
	Nomura Asset Acceptance Corp.,
1,503	Series 2003-A1, Class A1, 5.50%, 05/25/33	1,493
1,065	Series 2003-A1, Class A2, 6.00%, 05/25/33	1,060
167	Series 2003-A1, Class A5, 7.00%, 04/25/33	167
274	Series 2003-A1, Class A7, 5.00%, 04/25/18	271
1,445	Series 2004-R2, Class A1, VAR, 6.50%, 10/25/34 (e)	1,479
	Paine Webber CMO Trust,
12	Series H, Class 4, 8.75%, 04/01/18	13
56	Series P, Class 4, 8.50%, 08/01/19	57
	Residential Accredit Loans, Inc.,
3,642	Series 2002-QS8, Class A5, 6.25%, 06/25/17	3,631
1,027	Series 2002-QS16, Class A3, IF, 5.50%, 10/25/17	1,041
4,068	Series 2003-QR19, Class CB4, 5.75%, 10/25/33	4,051
2,053	Series 2003-QS3, Class A2, IF, 4.80%, 02/25/18	1,995
2,256	Series 2003-QS3, Class A8, IF, IO, 2.28%, 02/25/18	169
5,761	Series 2003-QS9, Class A3, IF, IO, 2.23%, 05/25/18	501
4,993	Series 2003-QS12, Class A2A, IF, IO, 2.28%, 06/25/18	445
1,520	Series 2003-QS12, Class A5, IO, 5.00%, 06/25/18	254
9,775	Series 2003-QS14, Class A1, 5.00%, 07/25/18	9,629
3,016	Series 2003-QS18, Class A1, 5.00%, 09/25/18	2,972
5,891	Series 2004-QA6, Class NB2, 5.30%, 12/25/34	5,924
1,130	Series 2004-QS8, Class A2, 5.00%, 06/25/34	1,121
2,988	Series 2005-QA7, Class A21, VAR, 4.83%, 07/25/35	2,952
1,463	Series 2006-QS4, Class A7, IF, 4.74%, 04/25/36	1,451
	Residential Asset Securitization Trust,
1,111	Series 2003-A13, Class A3, 5.50%, 01/25/34	1,096
343	Series 2003-A14, Class A1, 4.75%, 02/25/19	334
1,317	Series 2005-A11, PO, 10/25/35	974
	Residential Funding Mortgage Securities I,
5,377	Series 2003-S7, Class A17, 4.00%, 05/25/33	5,081
1,507	Series 2003-S12, Class 4A5, 4.50%, 12/25/32	1,438
786	Series 2003-S13, Class 4A5, 2.50%, 06/25/18	754
1,130	Series 2003-S13, Class A3, 5.50%, 06/25/33	1,093
1,440	Series 2003-S14, Class A4, PO, 07/25/18	1,164
3,739	Series 2004-S6, Class 2A6, PO, 06/25/34	2,776
1,224	Series 2004-S9, Class 2A1, 4.75%, 12/25/19	1,201
3,114	Series 2005-SA4, Class 1A1, VAR, 4.97%, 09/25/35	3,122
	Residential Funding Securities Corp.,
305	Series 2003-RM2, Class AP3, PO, 05/25/33	247
	Rural Housing Trust,
39	Series 1987-1, Class 3B, 7.33%, 04/01/26	39
	Salomon Brothers Mortgage Securities VII,
23	Series 2000-UP1, Class A2, 8.00%, 08/25/27	23
526	Series 2003-UP2, Class 1, PO, 12/25/18	436
	Structured Adjustable Rate Mortgage Loan Trust,
2,826	Series 2004-6, Class 5A4, VAR, 4.98%, 06/25/34	2,742
	Structured Asset Securities Corp.,
753	Series 2003-8, Class 1A2, 5.00%, 04/25/18	741
178	Series 2003-8, Class 1A2, PO, 05/25/32	152
1,322	Series 2004-20, Class 1A3, 5.25%, 11/25/34	1,290
1,000	Series 2005-10, Class 5A9, 5.25%, 12/25/34	968
	Washington Mutual Alternative Mortgage Pass-Through Certificates,
1,165	Series 2002-MS, Class 12 A, 6.50%, 05/25/32	1,171
27,009	Series 2005-2, Class 1A4, IF, IO, 0.09%, 04/25/35	196
6,028	Series 2005-2, Class 2A3, IF, IO, 0.04%, 04/25/35	46
4,281	Series 2005-4, Class CB7, 5.50%, 06/25/35	4,250
2,380	Series 2005-6, Class 2A4, 5.50%, 08/25/35	2,374
4,223	Series 2005-6, Class 2A9, 5.50%, 08/25/35	3,946
	Washington Mutual, Inc.,
1,048	Series 2003-AR4, Class A6, VAR, 3.42%, 05/25/33	1,028
1,507	Series 2003-AR7, Class A6, VAR, 3.03%, 08/25/33	1,461
608	Series 2003-AR8, Class A, FRN, 4.03%, 08/25/33	602
1,507	Series 2003-S8, Class A6, 4.50%, 09/25/18	1,453
877	Series 2003-S9, Class P, PO, 10/25/33	639
4,764	Series 2003-S10, Class A5, 5.00%, 10/25/18	4,751
524	Series 2003-S10, Class A6, PO, 10/25/18	354
542	Series 2004-AR3, Class A2, VAR, 4.24%, 06/25/34	535
1,948	Series 2004-RS2, Class A4, 5.00%, 11/25/33	1,754
4,785	Series 2004-S3, Class 2A3, IF, 4.21%, 07/25/34	4,758
978	Series 2006-AR10, Class 2P, VAR, 0.00%, 09/25/36	829
983	Series 2006-AR12, Class 2P, VAR, 1.00%, 10/25/36	867
	Wells Fargo Mortgage Backed Securities Trust,
2,801	Series 2003-1, Class 1A1, 4.50%, 09/25/33	2,740
942	Series 2003-8, Class A9, 4.50%, 08/25/18	904
1,105	Series 2003-11, Classs 1A, PO, 10/25/18	843
2,260	Series 2003-11, Class 1A4, 4.75%, 10/25/18	2,230
1,884	Series 2003-13, Class A7, 4.50%, 11/25/18	1,783
3,221	Series 2003-16, Class 2A1, 4.50%, 12/25/18	3,116
3,095	Series 2003-16, Class 2A3, 4.50%, 12/25/18	3,041
901	Series 2003-17, Class 2A4, 5.50%, 01/25/34	889
4,982	Series 2003-K, Class 1A2, FRN, 4.49%, 11/25/33	4,825
1,967	Series 2004-7, Class 2A2, 5.00%, 07/25/19	1,940
6,214	Series 2004-BB, Class A4, FRN, 4.56%, 01/25/35	6,146
2,528	Series 2004-EE, Class 3A1, FRN, 3.99%, 12/25/34	2,503
5,712	Series 2004-P, Class 2A1, FRN, 4.22%, 09/25/34	5,666
2,911	Series 2004-S, Class A5, FRN, 3.54%, 09/25/34	2,832
921	Series 2005-13, Class A, PO, 11/25/20	718

JPMorgan Core Bond Trust Fund

JPMorgan Core Bond Trust

Schedule of Portfolio Investments
As of November, 30 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

1,660	Series 2005-16, Class A, PO, 12/25/35	1,233
955	Series 2005-AR10, Class 2A4, FRN, 4.11%, 06/25/35	938
1,908	Series 2005-AR16, Class 2A1, VAR, 4.94%, 10/25/35	1,908
2,479	Series 2006-2, Class A, PO, 03/25/36	1,855
6,449	Series 2006-3, Class A8, 5.50%, 03/25/36	6,333
1,710	Series 2006-4, Class1A, PO, 04/25/36	1,350

		398,212

	Total Collateralized Mortgage Obligations (Cost $1,351,126)	1,342,449

	Commercial Mortgage-Backed Securities — 1.2%
4,281	Banc of America Commercial Mortgage, Inc., Series 2005-6, Class ASB, VAR, 5.35%, 09/10/47	4,313
	Bear Stearns Commercial Mortgage Securities,
147	Series 2000-WF1, Class A1, 7.64%, 02/15/32	150
1,106	Series 2004-T16, Class A2, 3.70%, 02/13/46	1,082
2,183	Series 2005-PWR9, Class AAB, 4.80%, 09/11/42	2,154
3,048	Series 2006-PW11, Class A4, VAR, 5.63%, 03/11/39	3,142
3,262	Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A1, VAR, 5.91%, 03/15/49	3,329
2,600	DLJ Commercial Mortgage Corp., Series 1999-CG2, Class A1B, 7.30%, 06/10/32	2,719
	Merrill Lynch Mortgage Trust,
3,000	Series 2005-LC1, Class A4, VAR, 5.29%, 01/12/44	3,034
3,296	Series 2005-MCP1, Class ASB, VAR, 4.67%, 06/12/43	3,221
2,997	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class A4, VAR, 5.61%, 02/12/39	3,079
1,365	Morgan Stanley Capital I, Series 2006-T23, Class A1, 5.68%, 08/12/41	1,393
4,294	Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A2, 4.04%, 10/15/41	4,185

	Total Commercial Mortgage-Backed Securities (Cost $31,652)	31,801

	Corporate Bonds — 9.8%
	Aerospace & Defense — 0.1%
1,049	Northrop Grumman Corp., 7.13%, 02/15/11	1,129
668	Systems 2001 AT LLC (Cayman Islands), 7.16%, 12/15/11 (e)	694

		1,823

	Airlines — 0.1%
399	American Airlines, Inc., Series 1999-1, 7.02%, 04/15/11	415
	Continental Airlines, Inc.,
336	Series 1999-2, Class A1, 7.26%, 09/15/21	359
942	Series 1999-2, Class A2, 7.06%, 09/15/09	974
	United AirLines, Inc.,
468	Series 2001-1, 6.07%, 03/01/13	471
655	Series 2001-1, 6.20%, 09/01/08	658

		2,877

	Automobiles — 0.2%
	DaimlerChrysler NA Holding Corp.,
980	4.75%, 01/15/08	972
1,000	6.50%, 11/15/13	1,040
2,157	7.20%, 09/01/09	2,252

		4,264

	Capital Markets — 1.8%
4,250	Bear Stearns Cos., Inc. (The), 3.25%, 03/25/09	4,091
	Credit Suisse First Boston USA, Inc.,
414	4.70%, 06/01/09	411
500	5.13%, 08/15/15	498
942	5.50%, 08/15/13	964
5,870	6.13%, 11/15/11	6,137
	Goldman Sachs Group, Inc.,
1,254	3.88%, 01/15/09	1,225
1,031	4.75%, 07/15/13	1,007
2,600	5.15%, 01/15/14	2,587
1,032	5.25%, 10/15/13	1,034
1,441	6.60%, 01/15/12	1,537
377	6.65%, 05/15/09	391
4,342	6.88%, 01/15/11	4,638
192	7.35%, 10/01/09	204
	Lehman Brothers Holdings, Inc.,
616	4.00%, 01/22/08	608
856	4.80%, 03/13/14	834
1,000	5.50%, 04/04/16	1,013
1,480	6.63%, 01/18/12	1,582
257	7.88%, 11/01/09	277
	Merrill Lynch & Co., Inc.,
791	3.70%, 04/21/08	775
428	4.79%, 08/04/10	424
2,765	5.45%, 07/15/14	2,806
753	Series B, 3.13%, 07/15/08	729
1,980	Series C, 4.13%, 01/15/09	1,942
	Morgan Stanley,
490	4.25%, 05/15/10	476
1,954	4.75%, 04/01/14	1,890
1,000	5.30%, 03/01/13	1,010

JPMorgan Core Bond Trust Fund

JPMorgan Core Bond Trust

Schedule of Portfolio Investments
As of November, 30 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

2,430	6.60%, 04/01/12	2,591
5,077	6.75%, 04/15/11	5,410
339	8.00%, 06/15/10	369
1,307	State Street Corp., 7.65%, 06/15/10	1,407

		48,867

	Chemicals — 0.1%
1,130	Dow Capital BV (Netherlands), 8.50%, 06/08/10	1,245
402	Dow Chemical Co., 6.13%, 02/01/11	417
915	Monsanto Co., 7.38%, 08/15/12	1,010

		2,672

	Commercial Banks — 0.9%
2,072	Firstar Bank NA, 7.13%, 12/01/09	2,191
1,177	Huntington National Bank, 8.00%, 04/01/10	1,278
550	KEY Bank NA, 7.50%, 09/15/08	573
1,545	Keycorp, Series G, 4.70%, 05/21/09	1,528
800	PNC Funding Corp., 5.25%, 11/15/15	798
565	Popular North America, Inc., 4.25%, 04/01/08	554
1,503	Royal Bank of Canada (Canada), 3.88%, 05/04/09	1,467
880	Suntrust Bank, 6.38%, 04/01/11	923
942	US Bancorp, 7.50%, 06/01/26	1,151
2,949	US Bank NA, 6.50%, 02/01/08	2,983
	Wachovia Bank NA,
1,000	5.60%, 03/15/16	1,022
836	7.80%, 08/18/10	908
	Wachovia Corp.,
1,830	3.50%, 08/15/08	1,782
2,413	3.63%, 02/17/09	2,345
	Wells Fargo & Co.,
1,972	3.13%, 04/01/09	1,892
565	4.20%, 01/15/10	552
2,000	5.30%, 08/26/11	2,026
	Wells Fargo Bank NA,
1,964	7.55%, 06/21/10	2,124

		26,097

	Communications Equipment — 0.0% (g)
750	Cisco Systems, Inc., 5.50%, 02/22/16	766

	Computers & Peripherals — 0.1%
	International Business Machines Corp.,
1,055	5.39%, 01/22/09	1,061
377	6.22%, 08/01/27	409

		1,470

	Consumer Finance — 1.1%
565	American Express Credit Corp., 3.00%, 05/16/08	549
	American General Finance Corp.,
1,074	Series H, 4.50%, 11/15/07	1,068
1,283	Series H, 5.38%, 10/01/12	1,294
160	Capital One Bank, 5.75%, 09/15/10	164
	Ford Motor Credit Co.,
400	5.80%, 01/12/09	391
1,750	7.38%, 10/28/09	1,747
1,000	7.88%, 06/15/10	1,004
	HSBC Finance Corp.,
942	4.75%, 05/15/09	936
1,000	4.75%, 07/15/13	978
1,428	5.00%, 06/30/15	1,406
2,200	5.25%, 01/15/14	2,211
6,788	5.88%, 02/01/09	6,901
188	6.38%, 11/27/12	200
1,259	6.40%, 06/17/08	1,283
2,135	6.50%, 11/15/08	2,193
314	6.75%, 05/15/11	335
207	7.35%, 11/27/32	252
1,695	7.88%, 03/01/07	1,705
	International Lease Finance Corp.,
595	4.50%, 05/01/08	588
472	5.88%, 05/01/13	488
	SLM Corp.,
2,569	4.00%, 01/15/10	2,492
963	Series A, 5.38%, 01/15/13	972
527	Toyota Motor Credit Corp., 2.88%, 08/01/08	508
640	Washington Mutual Financial Corp., 6.88%, 05/15/11	686

		30,351

JPMorgan Core Bond Trust Fund

JPMorgan Core Bond Trust

Schedule of Portfolio Investments
As of November, 30 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Diversified Financial Services — 2.1%
	Associates Corp. of North America,
1,756	8.15%, 08/01/09	1,891
1,160	8.55%, 07/15/09	1,258
942	Series A, 7.95%, 02/15/10	1,019
	Bank of America Corp.,
1,808	3.88%, 01/15/08	1,782
428	5.25%, 12/01/15	428
2,500	5.63%, 10/14/16	2,575
1,500	5.75%, 08/15/16	1,550
998	7.40%, 01/15/11	1,087
5,023	7.80%, 02/15/10	5,436
514	CIT Group, Inc., 7.75%, 04/02/12	572
	Citigroup, Inc.,
471	3.50%, 02/01/08	463
856	4.70%, 05/29/15	830
1,000	5.00%, 09/15/14	989
2,000	5.13%, 05/05/14	2,003
2,062	5.63%, 08/27/12	2,119
283	6.20%, 03/15/09	290
	General Electric Capital Corp.,
377	Series A, 2.80%, 01/15/07	376
1,507	Series A, 3.50%, 05/01/08	1,475
2,011	Series A, 4.25%, 01/15/08	1,992
791	Series A, 4.63%, 09/15/09	785
4,934	Series A, 5.88%, 02/15/12	5,125
4,352	Series A, 6.00%, 06/15/12	4,554
3,126	Series A, 6.13%, 02/22/11	3,261
1,964	Series A, 6.75%, 03/15/32	2,321
	John Hancock Global Funding II,
942	3.50%, 01/30/09 (e)	911
1,017	7.90%, 07/02/10 (e)	1,110
	MassMutual Global Funding II,
1,545	3.25%, 06/15/07 (e)	1,528
1,658	3.50%, 03/15/10 (e)	1,588
	New York Life Global Funding,
895	3.88%, 01/15/09 (e)	874
2,637	5.38%, 09/15/13 (e)	2,682
	Principal Life Global Funding I,
942	2.80%, 06/26/08 (e)	909
226	5.13%, 06/28/07 (e)	226
4,049	6.25%, 02/15/12 (e)	4,267
1,049	Textron Financial Corp., 5.13%, 02/03/11	1,051

		59,327

	Diversified Telecommunication Services — 0.9%
866	BellSouth Capital Funding, 7.75%, 02/15/10	930
428	BellSouth Corp., 5.20%, 09/15/14	422
1,438	BellSouth Telecommunications, 6.30%, 12/15/15	1,467
3,090	British Telecommunications plc (United Kingdom), 8.38%, 12/15/10	3,483
1,884	France Telecom S.A. (France), 7.75%, 03/01/11	2,074
753	GTE Corp., 7.51%, 04/01/09	789
2,214	Nynex Capital Funding, Series B, SUB, 8.23%, 10/15/09	2,369
	Sprint Capital Corp.,
4,292	6.00%, 01/15/07	4,293
1,152	7.63%, 01/30/11	1,246
377	8.38%, 03/15/12	425
527	8.75%, 03/15/32	660
1,017	Telus Corp. (Canada), 8.00%, 06/01/11	1,124
3,107	Verizon Communications, 7.25%, 12/01/10	3,343
642	Verizon Florida, Inc., Series F, 6.13%, 01/15/13	664
554	Verizon Maryland, Inc., Series A, 6.13%, 03/01/12	574
829	Verizon Pennsylvania, Inc., 8.35%, 12/15/30	984
802	Verizon Virginia, Inc., Series A, 4.63%, 03/15/13	763

		25,610

	Electric Utilities — 0.2%
272	Alabama Power Co., 4.70%, 12/01/10	269
264	Appalachian Power Co., 6.60%, 05/01/09	272
848	Carolina Power & Light Co., 5.13%, 09/15/13	845
1,350	CenterPoint Energy Houston Electric LLC, 5.75%, 01/15/14	1,373

JPMorgan Core Bond Trust Fund

JPMorgan Core Bond Trust

Schedule of Portfolio Investments
As of November, 30 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

205	Commonwealth Edison Co., 6.95%, 07/15/18	215
1,893	Exelon Generation Co., LLC, 6.95%, 06/15/11	2,013
226	Kiowa Power Partners LLC, 4.81%, 12/30/13 (e)	218
897	PSEG Power LLC, 7.75%, 04/15/11	978
231	Virginia Electric & Power Co., Series A, 5.38%, 02/01/07	231

		6,414

	Electronic Equipment & Instruments — 0.0% (g)
500	Arrow Electronics, Inc., 6.88%, 07/01/13	529

	Food & Staples Retailing — 0.0% (g)
1,130	Kroger Co. (The), 8.05%, 02/01/10	1,218

	Gas Utilities — 0.0% (g)
687	KeySpan Gas East Corp., 7.88%, 02/01/10	740

	Independent Power Producers & Energy Traders — 0.1%
	Constellation Energy Group, Inc.,
1,206	6.35%, 04/01/07	1,209
377	7.00%, 04/01/12	408

		1,617

	Industrial Conglomerates — 0.1%
433	Tyco International Ltd., 7.20%, 10/15/08	447
	Tyco International Group S.A. (Bermuda),
2,072	6.38%, 10/15/11	2,187
942	6.75%, 02/15/11	1,001

		3,635

	Insurance — 0.6%
1,469	American International Group, Inc., 4.25%, 05/15/13	1,396
2,185	ASIF Global Financing XIX, 4.90%, 01/17/13 (e)	2,158
2,260	ASIF Global Financing XXIII, 3.90%, 10/22/08 (e)	2,210
1,695	Jackson National Life Global Funding, 6.13%, 05/30/12 (e)	1,770
1,093	Metropolitan Life Global Funding I, 5.20%, 09/18/13 (e)	1,107
	Monumental Global Funding II,
2,260	4.38%, 07/30/09 (e)	2,222
1,093	5.20%, 01/30/07 (e)	1,093
452	Nationwide Financial Services, 6.25%, 11/15/11	472
571	Pacific Life Global Funding, 3.75%, 01/15/09 (e)	557
	Protective Life Secured Trust,
819	4.00%, 10/07/09	797
2,260	4.00%, 04/01/11	2,169
235	XL Capital Ltd. (Cayman Islands), 5.25%, 09/15/14	234

		16,185

	Media — 0.4%
599	Comcast Cable Communications Holding, Inc., 7.13%, 06/15/13	653
	Comcast Corp.,
1,000	5.30%, 01/15/14	990
1,434	5.50%, 03/15/11	1,453
700	10.63%, 07/15/12	854
688	Cox Communications, Inc., 7.75%, 11/01/10	747
257	McClatchy Co., 7.13%, 06/01/11	269
	Tele-Communication-TCI Group, Inc.,
2,750	9.80%, 02/01/12	3,281
	Time Warner Cos., Inc.,
829	7.48%, 01/15/08	849
616	8.18%, 08/15/07	628
1,177	9.15%, 02/01/23	1,491
866	Time Warner Entertainment Co., LP, 10.15%, 05/01/12	1,039
171	Time Warner, Inc., 7.70%, 05/01/32	198

		12,452

	Multi-Utilities — 0.2%
1,247	Dominion Resources, Inc., Series B, 6.25%, 06/30/12	1,308
1,413	DTE Energy Co., Series A, 6.65%, 04/15/09	1,456
	Duke Energy Corp.,
1,884	4.20%, 10/01/08	1,851
1,373	5.63%, 11/30/12	1,413

		6,028

	Oil, Gas & Consumable Fuels — 0.1%
1,695	ConocoPhillips Co., 8.75%, 05/25/10	1,895

JPMorgan Core Bond Trust Fund

JPMorgan Core Bond Trust

Schedule of Portfolio Investments
As of November, 30 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Paper & Forest Products — 0.1%
	International Paper Co.,
1,281	4.00%, 04/01/10	1,238
600	4.25%, 01/15/09	588
687	6.50%, 11/15/07	691
	Weyerhaeuser Co.,
33	6.13%, 03/15/07	33
471	6.75%, 03/15/12	498

		3,048

	Real Estate Management & Development — 0.1%
1,812	EOP Operating LP, 6.75%, 02/15/12	1,964
264	ERP Operating LP, 4.75%, 06/15/09	261

		2,225

	Road & Rail — 0.1%
	Burlington Northern Santa Fe Corp.,
813	6.13%, 03/15/09	830
959	7.13%, 12/15/10	1,030

		1,860

	Thrifts & Mortgage Finance — 0.3%
616	Bank United, Series A, 8.00%, 03/15/09	650
	Countrywide Home Loans, Inc.,
1,130	3.25%, 05/21/08	1,100
2,115	Series L, 4.00%, 03/22/11	2,017
608	MGIC Investment Corp., 6.00%, 03/15/07	609
770	Washington Mutual Bank FA, 6.88%, 06/15/11	821
	Washington Mutual, Inc.,
1,232	4.20%, 01/15/10	1,200
257	5.63%, 01/15/07	257
1,100	World Savings Bank FSB, 4.50%, 06/15/09	1,085

		7,739

	Wireless Telecommunication Services — 0.1%
	New Cingular Wireless Services, Inc.,
307	7.50%, 05/01/07	309
1,612	7.88%, 03/01/11	1,776

		2,085

	Total Corporate Bonds (Cost $276,490)	271,794

	Foreign Government Securities — 0.5%
	United Mexican States (Mexico),
1,569	4.63%, 10/08/08	1,553
1,407	6.38%, 01/16/13	1,485
856	6.63%, 03/03/15	919
3,308	Series A, 7.50%, 04/08/33	3,923
	Province of Quebec (Canada),
4,332	5.75%, 02/15/09	4,416
377	SUB, 7.37%, 03/06/26	475

	Total Foreign Government Securities (Cost $12,633)	12,771

	Mortgage Pass-Through Securities — 8.2%
	Federal Home Loan Mortgage Corp., Conventional Pools,
- (h)	7.50%, 07/01/16	- (h)
51	12.00%, 08/01/15 - 07/01/19	56
4,600	ARM, 4.13%, 04/01/34	4,524
2,862	ARM, 4.28%, 12/01/33	2,820
183	ARM, 6.54%, 07/01/19	187
137	ARM, 6.80%, 04/01/30	140
	Federal Home Loan Mortgage Corp., Gold Pools,
16,419	4.00%, 06/01/13 - 09/01/35	15,647
738	4.50%, 08/01/18	719
10,832	5.50%, 06/01/17 - 07/01/35	10,814
2,450	6.00%, 04/01/18 - 01/01/34	2,486
13,920	6.50%, 08/01/16 - 11/01/36	14,233
5,583	7.00%, 01/01/17 - 10/01/36	5,739
681	7.50%, 09/01/10 - 11/01/15	695
116	8.50%, 11/01/15	124
	Federal National Mortgage Association, Various Pools,
4,874	3.50%, 11/01/18 - 07/01/19	4,506
41,055	4.00%, 09/01/13 - 11/01/33	39,163
12,830	4.50%, 11/01/14 - 02/01/35	12,499
2,233	5.00%, 12/01/16 - 09/01/35	2,205
17,709	5.50%, 06/01/12 - 03/01/34	17,696
9,871	6.00%, 02/01/14 - 09/01/33	10,036
8,899	6.50%, 03/01/17 - 07/01/36	9,131
3,905	7.00%, 03/01/17 - 10/01/46	4,015
3,066	7.50%, 03/01/17 - 08/01/36	3,184
2,521	8.00%, 11/01/12 - 11/01/28	2,664
231	9.00%, 05/01/18 - 04/01/26	250
52	9.50%, 07/01/28	58
381	10.95%, 04/15/19	426
47	12.50%, 01/01/16	52
758	ARM, 3.90%, 07/01/33	748
2,230	ARM, 4.00%, 05/01/34	2,186
2,999	ARM, 4.12%, 09/01/33	2,921

JPMorgan Core Bond Trust Fund

JPMorgan Core Bond Trust

Schedule of Portfolio Investments
As of November, 30 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

1,278	ARM, 4.17%, 01/01/34	1,265
2,730	ARM, 4.25%, 07/01/33	2,724
1,537	ARM, 4.26%, 04/01/34	1,498
5,741	ARM, 4.29%, 06/01/35	5,667
1,614	ARM, 4.50%, 07/01/34	1,609
15,398	ARM, 4.62%, 11/01/34 - 04/01/35	15,255
1,540	ARM, 4.72%, 05/01/35	1,539
1,747	ARM, 4.74%, 11/01/34	1,739
2,093	ARM, 4.80%, 10/01/34	2,082
2,480	ARM, 4.83%, 10/01/34	2,468
4,566	ARM, 4.85%, 01/01/35	4,545
3,659	ARM, 4.87%, 01/01/33	3,630
1,416	ARM, 4.92%, 09/01/34	1,409
492	ARM, 4.93%, 04/01/34	494
3,155	ARM, 4.96%, 07/01/33	3,083
25	ARM, 4.97%, 01/01/19	25
2,244	ARM, 5.23%, 11/01/33	2,282
288	ARM, 5.43%, 09/01/27	289
301	ARM, 5.45%, 03/01/29	304
69	ARM, 6.49%, 03/01/19	69
1,020	ARM, 6.50%, 01/01/36	1,042
	Government National Mortgage Association, Various Pools,
1,254	4.50%, 08/20/33	1,194
1,804	6.50%, 06/15/17 - 04/15/33	1,857
690	7.00%, 02/15/33 - 06/15/33	718
401	7.50%, 11/15/22 - 11/15/31	418
1188	8.00%, 01/15/16 - 09/20/28	1,254
79	8.50%, 05/20/25	86
14	9.00%, 12/15/16	15

	Total Mortgage Pass-Through Securities (Cost $229,512)	228,484

	Municipal Bonds — 0.1%
2,055	State of Illinois, Taxable Pension, GO, 5.10%, 06/01/33
	Total Municipal Bonds (Cost $2,074)	2,026

	Supranational — 0.0% (g)
377	Corp. Andina de Fomento, 5.20%, 05/21/13 (Cost $385)	374

	U.S. Government Agency Securities — 1.3%
	Federal Home Loan Bank System,
855	4.25%, 04/16/07	852
13,046	4.72%, 09/20/12	12,845
	Federal Home Loan Mortgage Corp.,
3,123	4.13%, 07/12/10	3,063
848	5.75%, 01/15/12	887
753	6.63%, 09/15/09	790
1,043	6.88%, 09/15/10	1,121
	Federal National Mortgage Association,
1,507	5.50%, 03/15/11	1,552
856	6.00%, 05/15/08	870
1,367	6.13%, 03/15/12	1,456
3,409	6.25%, 02/01/11	3,583
791	6.38%, 06/15/09	821
2,826	6.63%, 09/15/09	2,962
885	7.13%, 06/15/10	954
3,998	7.25%, 01/15/10	4,286

	Total U.S. Government Agency Securities (Cost $36,625)	36,042

	U.S. Treasury Obligations — 20.5%
	U.S. Treasury Bonds,
856	6.25%, 08/15/23	1,012
2,785	7.50%, 11/15/16	3,450
1,130	7.63%, 02/15/25	1,536
4,181	7.88%, 02/15/21	5,576
514	8.13%, 05/15/21	701
3,275	8.75%, 05/15/17	4,420
3,220	8.75%, 08/15/20	4,557
226	8.88%, 02/15/19	316
490	9.25%, 02/15/16	665
2,069	9.88%, 11/15/15	2,888
29,303	10.38%, 11/15/12 (m)	30,797
9,901	11.75%, 11/15/14 (m)	11,863
40,923	12.00%, 08/15/13 (m)	45,805
4,238	12.50%, 08/15/14 (m)	5,090
377	13.25%, 05/15/14 (m)	453
	U.S. Treasury Inflation Indexed Bonds,
8,529	3.63%, 04/15/28 (m)	10,764
2,331	3.88%, 01/15/09	2,400
14,889	4.25%, 01/15/10	15,772
	U.S. Treasury Notes,
3,425	3.00%, 11/15/07	3,365
377	3.13%, 09/15/08	367
1,870	3.25%, 08/15/08	1,828
1,000	3.25%, 01/15/09	974

JPMorgan Core Bond Trust Fund

JPMorgan Core Bond Trust

Schedule of Portfolio Investments
As of November, 30 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

2,312	3.38%, 02/15/08	2,274
2,428	3.38%, 10/15/09	2,355
856	3.50%, 05/31/07	850
1,969	3.50%, 12/15/09	1,914
428	3.63%, 01/15/10	417
2,195	4.00%, 06/15/09	2,168
29,968	4.00%, 04/15/10	29,535
1,000	4.63%, 10/31/11	1,008
1,500	4.88%, 05/15/09	1,512
7,000	5.00%, 07/31/08	7,036
1,421	5.63%, 05/15/08	1,439
6,167	5.75%, 08/15/10	6,438
9,079	6.00%, 08/15/09	9,415
2,072	6.13%, 08/15/07	2,088
29,873	6.50%, 02/15/10 (m)	31,647
	U.S. Treasury Bonds Coupon STRIPS,
2,072	05/15/07	2,026
7,082	05/15/08	6,622
1,456	05/15/09	1,304
1,000	11/15/09	878
10,251	02/15/10	8,908
16,047	02/15/11	13,374
9,294	08/15/11	7,580
27,004	05/15/12	21,445
7,486	11/15/12	5,767
27,604	02/15/13	21,045
9,786	08/15/13	7,322
31,678	02/15/14 (m)	23,069
14,185	05/15/14 (m)	10,202
32,405	08/15/14 (m)	23,050
22,433	11/15/14 (m)	15,769
14,180	02/15/15 (m)	9,858
3,626	05/15/15	2,491
13,603	08/15/15	9,242
24,687	11/15/15	16,543
50,896	02/15/16	33,698
12,290	05/15/16	8,039
1,771	08/15/16	1,144
10,137	11/15/16	6,471
9,304	02/15/17	5,878
15,756	05/15/17	9,813
8,244	11/15/17	5,004
31,715	05/15/18	18,816
13,702	02/15/19	7,809
678	02/15/22	332
5,292	02/15/23	2,473
	U.S. Treasury Bonds Principal STRIPS,
5,594	11/15/09	4,910
5,445	11/15/15	3,655

	Total U.S. Treasury Obligations (Cost $585,822)	569,232

	Total Long-Term Investments (Cost $2,568,334)	2,536,778

Shares

Short-Term Investment — 8.2%
Investment Company — 8.2%
228,594	JPMorgan Liquid Assets Money Market Fund (b) (Cost $228,594)	228,594

Principal Amount ($)

	Investments of Cash Collateral on Securities Loaned — 9.1%
	Certificates of Deposit — 1.7%
9,750	Deutsche Bank, New York, FRN, 5.41%, 01/22/08	9,750
9,000	Natexis Banques Populaires, New York, FRN, 5.37%, 01/28/08	9,000
9,000	Nordea Bank, New York, FRN, 5.32%, 01/03/07	9,000
9,847	Societe Generale, New York, FRN, 5.31%, 06/20/07	9,847
10,000	Wells Fargo Bank, San Francisco, FRN, 5.30%, 12/01/06	10,000

		47,597

	Corporate Notes — 5.3%
8,000	Allstate Life Global II, FRN, 5.30%, 12/31/07	8,000
	American Express Credit Corp.,
9,000	FRN, 5.32%, 06/12/07	9,000
2,500	FRN, 5.33%, 01/15/08	2,500
	Beta Finance, Inc.,
1,750	FRN, 5.37%, 01/15/08	1,750
10,101	FRN, 5.38%, 03/15/07	10,101
12,650	CDC Financial Products, Inc., FRN, 5.36%, 01/02/07	12,650
13,800	Citigroup Global Markets, Inc., FRN, 5.38%, 12/07/06	13,800
12,000	Dorada Finance, Inc., FRN, 5.37%, 01/14/08	12,000

JPMorgan Core Bond Trust Fund

JPMorgan Core Bond Trust

Schedule of Portfolio Investments
As of November, 30 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

10,997	K2 (USA) LLC, FRN, 5.39%, 02/15/08	10,997
10,000	Macquarie Bank Ltd., FRN, 5.33%, 04/20/07	10,000
10,500	Morgan Stanley, FRN, 5.49%, 12/31/07	10,500
15,997	National City Bank Cleveland, 5.33%, 10/04/07	15,997
5,000	Pricoa Global Funding I 5.31%, 12/31/07	5,000
	Sigma Finance, Inc.,
1,000	FRN, 5.37%, 10/24/07	1,000
11,996	FRN, 5.39%, 02/27/08	11,996
12,000	Unicredito Italiano Bank plc, FRN, 5.33%, 12/31/07	12,000

		147,291

	Funding Agreement — 0.4%
12,000	Beneficial Life Insurance Co., FRN, 5.45%, 02/28/07	12,000

	Repurchase Agreement — 1.2%
	Banc of America Securities, LLC,
32,926	5.32%, dated 11/30/06, due 12/01/06, repurchase price $32,931, collateralized by U.S. Government Agency Mortgages	32,926

	Time Deposits — 0.5%
4,000	Deutsche Bank, London, 5.34%, 02/20/07	4,000
10,000	Mutuel Ulster Bank, Ireland, 5.33%, 01/31/07	10,000

		14,000

	Total Investments of Cash Collateral on Securities Loaned (Cost $253,814)	253,814

	Total Investments — 108.8% (Cost $3,050,742)	3,019,186
	Liabilities in Excess of Other Assets — (8.8)%	(242,929)

	Net Assets — 100.0%	$2,776,257

Percentages indicated are based on net assets.

As of November 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$20,021
Aggregate gross unrealized depreciation	(51,577)

Net unrealized appreciation/depreciation	$(31,556)

Federal income tax cost of investments	$3,050,742

JPMorgan Core Bond Trust

Schedule of Portfolio Investments
As of November, 30 2006 (Unaudited) (continued)
(Amounts in thousands)

Abbreviations:

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc.
(e)

All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand.
(m)	All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

ARM	Adjustable Rate Mortgage
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note. The rate shown is the rate in effect as of November 30, 2006.
GO	General Obligation
HB

High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s, the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit (REMIC) trust and allocating them to the small principal of the HB class.

IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index.
IO

Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The face amount shown represents the par value on the underlying pool. The yields on these securities exceed yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO

Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

STRIPS	Separate Trading of Registered Interest and Principal Securities.
SUB	Step-Up Bond. The rate shown is the rate in effect as of November 30, 2006.
VAR	Variable. The interest rate shown is the rate in effect at November 30, 2006.

JPMorgan Equity Index Trust

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Long-Term Investments — 99.5%
	Common Stocks — 99.5%
	Aerospace & Defense — 2.4%
28	Boeing Co.	2,473
14	General Dynamics Corp.	1,060
4	Goodrich Corp.	196
29	Honeywell International, Inc.	1,237
4	L-3 Communications Holdings, Inc.	355
12	Lockheed Martin Corp.	1,130
12	Northrop Grumman Corp.	809
16	Raytheon Co.	805
6	Rockwell Collins, Inc.	363
36	United Technologies Corp.	2,292

		10,720

	Air Freight & Logistics — 0.9%
11	FedEx Corp.	1,242
38	United Parcel Service, Inc., Class B	2,960

		4,202

	Airlines — 0.1%
28	Southwest Airlines Co.	434

	Auto Components — 0.1%
6	Goodyear Tire & Rubber Co. (The) (a)	105
7	Johnson Controls, Inc.	557

		662

	Automobiles — 0.4%
66	Ford Motor Co.	537
20	General Motors Corp.	580
9	Harley-Davidson, Inc.	681

		1,798

	Beverages — 2.0%
27	Anheuser-Busch Cos., Inc.	1,284
3	Brown-Forman Corp., Class B	192
72	Coca-Cola Co. (The)	3,353
10	Coca-Cola Enterprises, Inc.	199
7	Constellation Brands, Inc., Class A (a)	207
2	Molson Coors Brewing Co., Class B	115
5	Pepsi Bottling Group, Inc.	149
58	PepsiCo, Inc.	3,589

		9,088

	Biotechnology — 1.4%
41	Amgen, Inc. (a)	2,921
12	Biogen Idec, Inc. (a)	630
13	Celgene Corp. (a)	726
9	Genzyme Corp. (a)	590
16	Gilead Sciences, Inc. (a)	1,057
8	MedImmune, Inc. (a)	275

		6,199

	Building Products — 0.1%
6	American Standard Cos., Inc.	275
14	Masco Corp.	401

		676

	Capital Markets — 3.7%
9	Ameriprise Financial, Inc.	463
27	Bank of New York Co., Inc. (The)	953
4	Bear Stearns Cos., Inc. (The)	644
36	Charles Schwab Corp. (The)	666
15	E*Trade Financial Corp. (a)	361
3	Federated Investors, Inc., Class B	105
6	Franklin Resources, Inc.	625
15	Goldman Sachs Group, Inc.	2,953
7	Janus Capital Group, Inc.	147
5	Legg Mason, Inc.	439
19	Lehman Brothers Holdings, Inc.	1,390
14	Mellon Financial Corp.	582
31	Merrill Lynch & Co., Inc.	2,724
38	Morgan Stanley	2,867
7	Northern Trust Corp.	375
12	State Street Corp.	724
9	T. Rowe Price Group, Inc.	399

		16,417

	Chemicals — 1.5%
8	Air Products & Chemicals, Inc.	536
2	Ashland, Inc.	152
34	Dow Chemical Co. (The)	1,348
3	Eastman Chemical Co.	171
6	Ecolab, Inc.	278
32	E.l. du Pont de Nemours & Co.	1,519

JPMorgan Equity Index Trust

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

4	Hercules, Inc. (a)	74
3	International Flavors & Fragrances, Inc.	130
19	Monsanto Co.	916
6	PPG Industries, Inc.	373
11	Praxair, Inc.	707
5	Rohm & Haas Co.	264
2	Sigma-Aldrich Corp.	179

		6,647

	Commercial Banks — 4.2%
19	BB&T Corp.	812
6	Comerica, Inc.	332
7	Commerce Bancorp, Inc.	227
5	Compass Bancshares, Inc.	259
20	Fifth Third Bancorp	772
4	First Horizon National Corp.	173
8	Huntington Bancshares, Inc.	203
14	Keycorp	511
3	M&T Bank Corp.	326
9	Marshall & Ilsley Corp.	408
21	National City Corp.	767
16	North Fork Bancorp, Inc.	460
10	PNC Financial Services Group, Inc.	732
26	Regions Financial Corp.	938
13	SunTrust Banks, Inc.	1,045
11	Synovus Financial Corp.	341
62	U.S. Bancorp	2,100
67	Wachovia Corp.	3,642
118	Wells Fargo & Co.	4,168
4	Zions Bancorp	293

		18,509

	Commercial Services & Supplies — 0.5%
9	Allied Waste Industries, Inc. (a)	113
3	Avery Dennison Corp.	225
5	Cintas Corp.	203
4	Equifax, Inc.	170
4	Monster Worldwide, Inc. (a)	196
8	Pitney Bowes, Inc.	358
8	R.R. Donnelley & Sons Co.	268
6	Robert Half International, Inc.	232
19	Waste Management, Inc.	696

		2,461

	Communications Equipment — 2.7%
4	ADC Telecommunications, Inc. (a) (m)	57
16	Avaya, Inc. (a)	205
3	Ciena Corp. (a)	75
214	Cisco Systems, Inc. (a)	5,764
7	Comverse Technology, Inc. (a)	138
55	Corning, Inc. (a)	1,181
7	JDS Uniphase Corp. (a)	137
20	Juniper Networks, Inc. (a)	423
86	Motorola, Inc.	1,908
58	QUALCOMM, Inc.	2,123
16	Tellabs, Inc. (a)	158

		12,169

	Computers & Peripherals — 3.8%
30	Apple Computer, Inc. (a)	2,738
80	Dell, Inc. (a)	2,174
81	EMC Corp. (a)	1,059
96	Hewlett-Packard Co.	3,797
53	International Business Machines Corp.	4,914
4	Lexmark International, Inc., Class A (a)	243
6	NCR Corp. (a)	272
13	Network Appliance, Inc. (a)	513
6	QLogic Corp. (a)	125
8	SanDisk Corp. (a)	352
123	Sun Microsystems, Inc. (a)	668

		16,855

	Construction & Engineering — 0.1%
3	Fluor Corp.	267

	Construction Materials — 0.1%
3	Vulcan Materials Co.	302

	Consumer Finance — 0.9%
43	American Express Co.	2,506
11	Capital One Financial Corp.	837
14	SLM Corp.	660

		4,003

	Containers & Packaging — 0.2%
4	Ball Corp.	157
4	Bemis Co.	125
5	Pactiv Corp. (a)	168
3	Sealed Air Corp.	170
4	Temple-Inland, Inc.	150

		770

JPMorgan Equity Index Trust

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Distributors — 0.1%
6	Genuine Parts Co.	283

	Diversified Consumer Services — 0.1%
5	Apollo Group, Inc., Class A (a)	190
11	H&R Block, Inc.	271

		461

	Diversified Financial Services — 5.5%
159	Bank of America Corp.	8,562
1	Chicago Mercantile Exchange Holdings, Inc., Class A	662
7	CIT Group, Inc.	363
174	Citigroup, Inc.	8,613
122	JPMorgan Chase & Co. (q)	5,657
8	Moody’s Corp.	579

		24,436

	Diversified Telecommunication Services — 2.8%
136	AT&T, Inc.	4,627
64	BellSouth Corp.	2,843
4	CenturyTel, Inc.	173
11	Citizens Communications Co.	160
5	Embarq Corp.	269
56	Qwest Communications International, Inc. (a)	432
102	Verizon Communications, Inc.	3,558
17	Windstream Corp.	232

		12,294

	Electric Utilities — 1.6%
6	Allegheny Energy, Inc. (a)	256
14	American Electric Power Co., Inc.	574
11	Edison International	526
7	Entergy Corp.	667
24	Exelon Corp.	1,428
12	FirstEnergy Corp.	693
14	FPL Group, Inc.	756
3	Pinnacle West Capital Corp.	171
13	PPL Corp.	486
9	Progress Energy, Inc.	425
26	Southern Co. (The)	945

		6,927

	Electrical Equipment — 0.5%
6	American Power Conversion Corp.	180
3	Cooper Industries Ltd., Class A	294
14	Emerson Electric Co.	1,242
6	Rockwell Automation, Inc.	404

		2,120

	Electronic Equipment & Instruments — 0.3%
14	Agilent Technologies, Inc. (a)	457
6	Jabil Circuit, Inc.	184
5	Molex, Inc.	159
19	Sanmina-SCI Corp. (a)	69
32	Solectron Corp. (a)	107
9	Symbol Technologies, Inc.	132
3	Tektronix, Inc.	90

		1,198

	Energy Equipment & Services — 1.8%
12	Baker Hughes, Inc.	850
11	BJ Services Co.	355
36	Halliburton Co.	1,222
11	Nabors Industries Ltd. (Bermuda) (a)	374
6	National Oilwell Varco, Inc. (a)	409
5	Noble Corp.	373
4	Rowan Cos., Inc.	139
42	Schlumberger Ltd.	2,847
7	Smith International, Inc.	299
10	Transocean, Inc. (a)	801
12	Weatherford International Ltd. (a)	546

		8,215

	Food & Staples Retailing — 2.1%
16	Costco Wholesale Corp.	860
29	CVS Corp.	830
25	Kroger Co. (The)	544
16	Safeway, Inc.	481
7	SUPERVALU, Inc.	254
22	SYSCO Corp.	779
86	Wal-Mart Stores, Inc.	3,984
35	Walgreen Co.	1,433
5	Whole Foods Market, Inc.	242

		9,407

	Food Products — 1.1%
23	Archer-Daniels-Midland Co.	808
8	Campbell Soup Co.	308
18	ConAgra Foods, Inc.	461
5	Dean Foods Co. (a)	201

JPMorgan Equity Index Trust

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

12	General Mills, Inc.	694
6	Hershey Foods Corp. (The)	328
12	H.J. Heinz Co.	518
9	Kellogg Co.	437
5	McCormick & Co., Inc.	180
27	Sara Lee Corp.	443
9	Tyson Foods, Inc., Class A	141
8	Wm. Wrigley Jr. Co.	405

		4,924

	Gas Utilities — 0.1%
2	Nicor, Inc.	77
1	Peoples Energy Corp.	58
3	Questar Corp.	260

		395

	Health Care Equipment & Supplies — 1.6%
2	Bausch & Lomb, Inc.	91
23	Baxter International, Inc.	1,026
9	Becton, Dickinson & Co.	617
9	Biomet, Inc.	325
41	Boston Scientific Corp. (a)	655
4	CR Bard, Inc.	299
5	Hospira, Inc. (a)	180
40	Medtronic, Inc.	2,106
12	St. Jude Medical, Inc. (a)	462
10	Stryker Corp.	540
9	Zimmer Holdings, Inc. (a)	622

		6,923

	Health Care Providers & Services — 2.3%
19	Aetna, Inc.	795
7	AmerisourceBergen Corp.	326
14	Cardinal Health, Inc.	922
15	Caremark Rx, Inc.	710
4	Cigna Corp.	454
6	Coventry Health Care, Inc. (a)	269
5	Express Scripts, Inc. (a)	329
8	Health Management Associates, Inc., Class A	173
6	Humana, Inc. (a)	313
4	Laboratory Corp. of America Holdings (a)	311
3	Manor Care, Inc.	124
11	McKesson Corp.	520
10	Medco Health Solutions, Inc. (a)	519
5	Patterson Cos., Inc. (a)	181
6	Quest Diagnostics, Inc.	303
17	Tenet Healthcare Corp. (a)	117
47	UnitedHealth Group, Inc.	2,322
22	WellPoint, Inc. (a)	1,648

		10,336

	Health Care Technology — 0.0% (g)
7	IMS Health, Inc.	194

	Hotels, Restaurants & Leisure — 1.6%
16	Carnival Corp.	765
5	Darden Restaurants, Inc.	206
7	Harrah’s Entertainment, Inc.	513
14	Hilton Hotels Corp.	445
12	International Game Technology	521
12	Marriott International, Inc., Class A	545
43	McDonald’s Corp.	1,808
27	Starbucks Corp. (a)	937
8	Starwood Hotels & Resorts Worldwide, Inc.	490
3	Wendy’s International, Inc.	109
7	Wyndham Worldwide Corp. (a)	223
10	Yum! Brands, Inc.	582

		7,144

	Household Durables — 0.6%
2	Black & Decker Corp.	205
4	Centex Corp.	231
10	D.R. Horton, Inc.	255
5	Fortune Brands, Inc.	428
2	Harman International Industries, Inc.	239
3	KB Home	142
6	Leggett & Platt, Inc.	151
5	Lennar Corp., Class A	255
10	Newell Rubbermaid, Inc.	277
7	Pulte Homes, Inc.	251
2	Snap-On, Inc.	97
3	Stanley Works (The)	144
3	Whirlpool Corp.	233

		2,908

	Household Products — 2.2%
5	Clorox Co.	340
18	Colgate-Palmolive Co.	1,180
16	Kimberly-Clark Corp.	1,071

JPMorgan Equity Index Trust

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

112	Procter & Gamble Co.	7,004

		9,595

	Independent Power Producers & Energy Traders — 0.4%
23	AES Corp. (The) (a) (m)	542
6	Constellation Energy Group, Inc.	432
13	Dynegy, Inc., Class A (a)	90
16	TXU Corp.	930

		1,994

	Industrial Conglomerates — 3.9%
26	3M Co.	2,154
363	General Electric Co.	12,794
4	Textron, Inc.	434
71	Tyco International Ltd. (Bermuda)	2,144

		17,526

	Insurance — 4.7%
11	ACE Ltd. (Bermuda)	649
17	Aflac, Inc. (m)	770
22	Allstate Corp. (The)	1,404
4	Ambac Financial Group, Inc.	320
91	American International Group, Inc.	6,419
11	AON Corp.	395
14	Chubb Corp.	747
6	Cincinnati Financial Corp.	269
16	Genworth Financial, Inc., Class A	524
11	Hartford Financial Services Group, Inc.	916
10	Lincoln National Corp.	641
16	Loews Corp.	640
19	Marsh & McLennan Cos., Inc.	607
5	MBIA, Inc.	329
27	Metlife, Inc.	1,566
9	Principal Financial Group	547
27	Progressive Corp. (The)	612
17	Prudential Financial, Inc.	1,390
4	Safeco Corp.	226
24	St. Paul Travelers Cos., Inc. (The)	1,258
3	Torchmark Corp.	220
12	UnumProvident Corp.	246
6	XL Capital Ltd., Class A (Bermuda)	449

		21,144

	Internet & Catalog Retail — 0.2%
11	Amazon.com, Inc. (a)	445
8	IAC/InterActive Corp.(a)	286

		731

	Internet Software & Services — 1.4%
41	eBay, Inc. (a)	1,335
7	Google, Inc., Class A (a)	3,623
9	VeriSign, Inc. (a)	224
44	Yahoo!, Inc. (a)	1,179

		6,361

	IT Services — 1.1%
4	Affiliated Computer Services, Inc., Class A (a)	210
20	Automatic Data Processing, Inc.	942
5	Cognizant Technology Solutions Corp., Class A (a)	404
6	Computer Sciences Corp. (a)	314
5	Convergys Corp. (a)	118
18	Electronic Data Systems Corp.	493
6	Fidelity National Information Services, Inc.	228
27	First Data Corp.	679
6	Fiserv, Inc. (a)	314
12	Paychex, Inc.	468
5	Sabre Holdings Corp., Class A	127
12	Unisys Corp. (a)	87
27	Western Union Co. (The) (a)	613

		4,997

	Leisure Equipment & Products — 0.2%
3	Brunswick Corp.	106
10	Eastman Kodak Co.	262
6	Hasbro, Inc.	154
13	Mattel, Inc.	292

		814

	Life Sciences Tools & Services — 0.3%
6	Applera Corp.- Applied Biosystems Group	233
2	Millipore Corp. (a)	127
4	PerkinElmer, Inc.	96
14	Thermo Electron Corp. (a)	625
4	Waters Corp. (a)	180

		1,261

	Machinery — 1.4%
23	Caterpillar, Inc.	1,430
2	Cummins, Inc.	221
8	Danaher Corp.	608
8	Deere & Co.	781

JPMorgan Equity Index Trust

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

7	Dover Corp.	359
5	Eaton Corp.	406
15	Illinois Tool Works, Inc.	696
11	Ingersoll-Rand Co., Ltd., Class A (Bermuda)	441
6	ITT Industries, Inc.	350
2	Navistar International Corp. (a)	69
9	PACCAR, Inc.	572
4	Pall Corp.	137
4	Parker-Hannifin Corp.	352

		6,422

	Media — 3.5%
27	CBS Corp., Class B	815
17	Clear Channel Communications, Inc.	614
74	Comcast Corp., Class A (a)	2,975
2	Dow Jones & Co., Inc.	82
3	E.W. Scripps Co., Class A	144
8	Gannett Co., Inc.	495
-(h)	Idearc, Inc. (a)	-(h)
15	Interpublic Group of Cos., Inc. (a)	185
12	McGraw-Hill Cos., Inc. (The)	825
1	Meredith Corp.	75
5	New York Times Co., Class A	122
82	News Corp., Class A	1,691
6	Omnicom Group, Inc.	615
143	Time Warner, Inc.	2,877
7	Tribune Co.	213
9	Univision Communications, Inc., Class A (a)	313
25	Viacom, Inc., Class B (a)	935
73	Walt Disney Co. (The)	2,427

		15,403

	Metals & Mining — 1.0%
30	Alcoa, Inc.	950
4	Allegheny Technologies, Inc.	315
7	Freeport-McMoRan Copper & Gold, Inc., Class B	433
16	Newmont Mining Corp.	741
11	Nucor Corp.	649
7	Phelps Dodge Corp.	881
4	United States Steel Corp.	324

		4,293

	Multi-Utilities — 1.4%
7	Ameren Corp.	395
11	CenterPoint Energy, Inc.	179
8	CMS Energy Corp. (a)	126
9	Consolidated Edison, Inc.	417
12	Dominion Resources, Inc.	1,000
6	DTE Energy Co.	293
44	Duke Energy Corp	1,396
6	KeySpan Corp.	252
10	NiSource, Inc.	236
12	PG&E Corp.	561
9	Public Service Enterprise Group, Inc.	594
9	Sempra Energy	499
7	TECO Energy, Inc.	125
14	Xcel Energy, Inc.	327

		6,400

	Multiline Retail — 1.2%
4	Big Lots, Inc. (a)	85
2	Dillards, Inc., Class A	76
11	Dollar General Corp.	170
5	Family Dollar Stores, Inc.	149
19	Federated Department Stores, Inc.	804
8	J.C. Penney Co., Inc.	609
12	Kohl’s Corp. (a)	802
8	Nordstrom, Inc.	392
3	Sears Holdings Corp. (a)	504
30	Target Corp.	1,753

		5,344

	Office Electronics — 0.1%
34	Xerox Corp. (a)	567

	Oil, Gas & Consumable Fuels — 8.3%
16	Anadarko Petroleum Corp.	796
12	Apache Corp.	809
13	Chesapeake Energy Corp.	453
77	Chevron Corp.	5,585
58	ConocoPhillips	3,894
6	Consol Energy, Inc.	236
15	Devon Energy Corp.	1,136
24	El Paso Corp.	357
9	EOG Resources, Inc.	601
209	Exxon Mobil Corp.	16,040
8	Hess Corp.	426
4	Kinder Morgan, Inc.	394

JPMorgan Equity Index Trust

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

13	Marathon Oil Corp.	1,189
7	Murphy Oil Corp.	355
30	Occidental Petroleum Corp.	1,523
9	Peabody Energy Corp.	428
4	Sunoco, Inc.	295
22	Valero Energy Corp.	1,187
21	Williams Cos., Inc.	581
13	XTO Energy, Inc.	650

		36,935

	Paper & Forest Products — 0.3%
16	International Paper Co.	529
6	MeadWestvaco Corp.	187
9	Weyerhaeuser Co.	560

		1,276

	Personal Products — 0.2%
16	Avon Products, Inc.	514
5	Estee Lauder Cos., Inc. (The), Class A	187

		701

	Pharmaceuticals — 6.4%
54	Abbott Laboratories	2,503
5	Allergan, Inc.	619
4	Barr Pharmaceuticals, Inc. (a)	190
69	Bristol-Myers Squibb Co.	1,715
35	Eli Lilly & Co.	1,852
11	Forest Laboratories, Inc. (a)	544
103	Johnson & Johnson	6,772
9	King Pharmaceuticals, Inc. (a)	141
76	Merck & Co., Inc.	3,403
7	Mylan Laboratories, Inc.	150
256	Pfizer, Inc.	7,041
52	Schering-Plough Corp.	1,145
4	Watson Pharmaceuticals, Inc. (a)	92
47	Wyeth	2,281

		28,448

	Real Estate Investment Trusts (REITs) — 1.2%
3	Apartment Investment & Management Co.	196
8	Archstone-Smith Trust	450
4	Boston Properties, Inc.	469
12	Equity Office Properties Trust	593
10	Equity Residential	544
8	Kimco Realty Corp.	353
6	Plum Creek Timber Co., Inc. REIT	235
9	ProLogis	561
4	Public Storage, Inc.	409
8	Simon Property Group, Inc.	791
4	Vornado Realty Trust	539

		5,140

	Real Estate Management & Development — 0.1%
6	CB Richard Ellis Services, Inc., Class A (a)	212
8	Realogy Corp. (a)	196

		408

	Road & Rail — 0.7%
13	Burlington Northern Santa Fe Corp.	956
16	CSX Corp.	558
15	Norfolk Southern Corp.	716
2	Ryder System, Inc.	113
9	Union Pacific Corp.	855

		3,198

	Semiconductors & Semiconductor Equipment — 2.7%
19	Advanced Micro Devices, Inc. (a)	411
13	Altera Corp. (a)	251
12	Analog Devices, Inc.	404
49	Applied Materials, Inc.	877
16	Broadcom Corp., Class A (a)	541
14	Freescale Semiconductor, Inc., Class B (a)	569
203	Intel Corp.	4,326
7	KLA-Tencor Corp.	360
11	Linear Technology Corp.	341
14	LSI Logic Corp. (a)	150
11	Maxim Integrated Products, Inc.	355
26	Micron Technology, Inc. (a)	374
10	National Semiconductor Corp.	253
4	Novellus Systems, Inc. (a)	135
12	NVIDIA Corp. (a)	458
7	PMC-Sierra, Inc. (a)	56
7	Teradyne, Inc. (a)	103
54	Texas Instruments, Inc.	1,591
12	Xilinx, Inc.	320

		11,875

	Software — 3.5%
20	Adobe Systems, Inc. (a)	817
8	Autodesk, Inc. (a)	334

JPMorgan Equity Index Trust

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

7	BMC Software, Inc. (a)	235
14	CA, Inc.	313
6	Citrix Systems, Inc. (a)	185
13	Compuware Corp. (a)	110
11	Electronic Arts, Inc. (a)	601
12	Intuit, Inc. (a)	378
303	Microsoft Corp.	8,899
12	Novell, Inc. (a)	75
142	Oracle Corp. (a)	2,696
4	Parametric Technology Corp. (a)	76
35	Symantec Corp. (a)	737

		15,456

	Specialty Retail — 2.0%
5	AutoNation, Inc. (a)	111
2	AutoZone, Inc. (a)	211
10	Bed Bath & Beyond, Inc. (a)	384
14	Best Buy Co., Inc.	785
5	Circuit City Stores, Inc.	124
19	Gap, Inc. (The)	354
73	Home Depot, Inc.	2,753
12	Limited Brands, Inc.	378
54	Lowe’s Cos., Inc.	1,619
10	Office Depot, Inc. (a)	377
3	OfficeMax, Inc.	122
5	RadioShack Corp.	84
4	Sherwin-Williams Co. (The)	247
26	Staples, Inc.	650
5	Tiffany & Co.	187
16	TJX Cos., Inc.	433

		8,819

	Textiles, Apparel & Luxury Goods — 0.4%
13	Coach, Inc. (a)	556
4	Jones Apparel Group, Inc.	132
4	Liz Claiborne, Inc.	156
7	Nike, Inc., Class B	665
3	V.F. Corp.	243

		1,752

	Thrifts & Mortgage Finance — 1.4%
21	Countrywide Financial Corp.	853
34	Fannie Mae	1,938
24	Freddie Mac	1,629
3	MGIC Investment Corp.	173
13	Sovereign Bancorp, Inc.	315
34	Washington Mutual, Inc.	1,478

		6,386

	Tobacco — 1.5%
74	Altria Group, Inc.	6,192
6	Reynolds American, Inc.	386
6	UST, Inc.	317

		6,895

	Trading Companies & Distributors — 0.0% (g)
3	W.W. Grainger, Inc.	192

	Wireless Telecommunication Services — 0.6%
14	ALLTEL Corp.	774
105	Sprint Nextel Corp.	2,047

		2,821

	Total Common Stocks (Cost $379,882)	443,498

	Investment Company — 0.0% (g)
1	SPDR Trust Series 1 (Cost $124)	126

	Total Long-Term Investments (Cost $380,006)	443,624

	Short-Term Investments — 0.2%
	Investment Company — 0.1%
588	JPMorgan Liquid Assets Money Market Fund (b) (m) (Cost $588)	588

Principal Amount ($)

	U.S. Treasury Bill — 0.1%
175	4.82%, 12/21/06 (k) (m) (n) (Cost $175)	175

	Total Short-Term Investments (Cost $763)	763

	Investments of Cash Collateral for Securities on Loan — 10.7%
	Certificates of Deposit — 0.8%
1,000	Canadian Imperial Bank, N.Y., FRN, 5.37%, 02/14/08	1,000
1,250	Deutsche Bank, N.Y., FRN, 5.41%, 01/22/08	1,250

JPMorgan Equity Index Trust

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)

1,250	Societe Generale, N.Y., FRN, 5.31%, 06/20/07	1,250

		3,500

	Corporate Notes — 2.1%
1,500	American Express Credit Corp., FRN, 5.32%, 06/12/07	1,500
1,000	Banque Federative Du Credit Mutuel, FRN, 5.32%, 07/13/07	1,000
1,900	Beta Finance, Inc., FRN, 5.38%, 03/15/07	1,900
900	CDC Financial Products, Inc., FRN, 5.36%, 01/02/07	900
800	Citigroup Global Markets, Inc., FRN, 5.38%, 12/07/06	800
1,000	Macquarie Bank Ltd., FRN, 5.34%, 12/31/07	1,000
1,000	Morgan Stanley, FRN, 5.49%, 12/31/07	1,000
1,100	Unicredito Italiano Bank plc, FRN, 5.33%, 12/31/07	1,100

		9,200

	Repurchase Agreements — 7.8%
8,788	Bank of America Securities LLC, 5.32%, dated 11/30/06, due 12/01/06, repurchase price $8,789 collateralized by U.S. Government Agency Mortgages	8,788
8,750	Bear Stearns Cos., Inc., 5.31%, dated 11/30/06, due 12/01/06, repurchase price $8,751 collateralized by U.S. Government Agency Mortgages	8,750
8,750	Lehman Brothers, Inc., 5.31%, dated 11/30/06, due 12/01/06, repurchase price $8,751 collateralized by U.S. Government Agency Mortgages	8,750
8,750	UBS Securities LLC, 5.32%, dated 11/30/06, due 12/01/06, repurchase price $8,751 collateralized by U.S. Government Agency Mortgages	8,750

		35,038

	Total Investments of Cash Collateral for Securities on Loan (Cost $47,738)	47,738

	Total Investments — 110.4% (Cost $428,507)	492,125
	Liabilities in Excess of Other Assets — (10.4)%	(46,559)

	Net Assets — 100.0%	$445,566

Percentages indicated are based on net assets.

Futures Contracts
(Amounts in thousands, except number of contracts)

Number of Contracts	Description	Expiration Date	Notional Value at 11/30/06 (USD)	Unrealized Appreciation (USD)

5	S&P 500 Index	December, 2006	$1,754	$74

As of November 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$73,692
Aggregate gross unrealized depreciation	(10,074)

Net unrealized appreciation/depreciation	$63,618

Federal income tax cost of investments	$428,507

Abbreviations:
(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

JPMorgan Equity Index Trust

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

(n)	The rate shown is the effective yield at the date of purchase.
(q)	Investment in affiliate. This security is included in an index in which the Portfolio, as an index fund, invests.

FRN	Floating Rate Note. The rate shown is the rate in effect as of November 30, 2006.
SPDR	Standard & Poor’s Depositary Receipt
USD	United States Dollar

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Institutional Trust

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

January 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

January 29, 2007

By:	/s/____________________________________

Stephanie J. Dorsey

Treasurer and Principal Financial Officer

January 29, 2007